AST SMALL-CAP EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Long-Term Investments — 99.1%
Common Stocks — 96.0%
Aerospace & Defense — 2.8%
AAR Corp.*	5,041	$551,788
Astronics Corp.*	4,379	292,211
Axon Enterprise, Inc.*(a)	3,522	1,495,758
Byrna Technologies, Inc.*	2,050	18,819
Cadre Holdings, Inc.	5,170	158,615
Carpenter Technology Corp.(a)	10,925	4,306,089
Curtiss-Wright Corp.	7,995	5,445,554
Ducommun, Inc.*	2,194	267,668
Embraer SA (Brazil), ADR	80,300	4,765,002
FTAI Aviation Ltd.(a)	19,366	4,744,670
Hexcel Corp.(a)	60,284	4,878,784
Huntington Ingalls Industries, Inc.	223	84,718
Innovative Solutions & Support, Inc.*	3,370	69,186
Karman Holdings, Inc.*(a)	81,314	6,509,186
Kratos Defense & Security Solutions, Inc.*(a)	92,936	6,552,917
Leonardo DRS, Inc.	12,709	565,805
Loar Holdings, Inc.*(a)	92,623	5,306,372
Mercury Systems, Inc.*(a)	7,432	541,867
Moog, Inc. (Class A Stock)	3,518	1,029,507
National Presto Industries, Inc.	1,080	148,025
Park Aerospace Corp.	2,420	66,260
V2X, Inc.*	3,878	265,643
VSE Corp.(a)	20,510	3,782,044
		51,846,488
Air Freight & Logistics — 0.1%
GXO Logistics, Inc.*	13,116	680,064
Hub Group, Inc. (Class A Stock)	8,445	304,358
Radiant Logistics, Inc.*	7,056	49,745
		1,034,167
Automobile Components — 1.0%
Adient PLC*	63,494	1,283,214
Autoliv, Inc. (Sweden)	7,417	779,972
BorgWarner, Inc.	21,609	1,172,504
Cooper-Standard Holdings, Inc.*	2,707	75,444
Dana, Inc.	15,834	532,814
Dauch Corp.*	16,939	100,448
Dorman Products, Inc.*	4,050	422,658
Fox Factory Holding Corp.*	42,256	695,534
Garrett Motion, Inc. (Switzerland)	90,667	1,647,419
Gentex Corp.	80,576	1,760,585
Gentherm, Inc.*	3,414	94,841
Goodyear Tire & Rubber Co. (The)*	35,964	238,441
Holley, Inc.*	8,010	24,591
LCI Industries	3,367	414,074
Lear Corp.(a)	31,728	3,841,626
Mobileye Global, Inc. (Israel) (Class A Stock)*	9,140	62,792
Motorcar Parts of America, Inc.*	3,660	40,480
Patrick Industries, Inc.	16,566	1,839,986
Phinia, Inc.	4,117	281,767
QuantumScape Corp.*	24,663	157,350
Standard Motor Products, Inc.	3,328	115,615
Stoneridge, Inc.*	1,820	8,791
Strattec Security Corp.*	675	52,879
	Shares	Value
Common Stocks (continued)
Automobile Components (cont’d.)
Visteon Corp.(a)	36,124	$3,291,258
XPEL, Inc.*	3,470	153,582
		19,088,665
Automobiles — 0.2%
Harley-Davidson, Inc.(a)	65,224	1,318,829
Lucid Group, Inc.*(a)	12,951	123,423
Thor Industries, Inc.(a)	18,809	1,502,651
Winnebago Industries, Inc.(a)	33,087	1,025,366
		3,970,269
Banks — 9.1%
1st Source Corp.	19,359	1,339,836
ACNB Corp.	1,060	50,742
Amalgamated Financial Corp.	4,196	163,099
Amerant Bancorp, Inc.	56,997	1,256,214
Ameris Bancorp	9,177	715,714
Ames National Corp.	1,750	49,385
Arrow Financial Corp.	22,860	767,410
Associated Banc-Corp.	71,030	1,836,836
Atlantic Union Bankshares Corp.(a)	17,571	627,988
Axos Financial, Inc.*	34,958	2,974,576
Banc of California, Inc.	49,413	868,681
BancFirst Corp.(a)	4,490	487,165
Bancorp, Inc. (The)*	5,998	322,273
Bank First Corp.	530	71,582
Bank of Hawaii Corp.	5,437	403,697
Bank of Marin Bancorp	28,916	741,117
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	5,777	303,177
Bank OZK(a)	14,555	667,929
Bank7 Corp.	8,350	332,998
BankUnited, Inc.	72,976	3,295,596
Bankwell Financial Group, Inc.	1,016	49,296
Banner Corp.	4,647	281,980
Bar Harbor Bankshares	31,774	1,031,066
BayCom Corp.	14,500	431,012
BCB Bancorp, Inc.	3,500	31,430
Beacon Financial Corp.	54,587	1,637,610
Blue Foundry Bancorp*	3,390	44,884
Blue Ridge Bankshares, Inc.	4,050	17,010
BOK Financial Corp.(a)	7,189	920,623
Bridgewater Bancshares, Inc.*	26,022	460,589
Burke & Herbert Financial Services Corp.	11,709	729,354
Business First Bancshares, Inc.	4,480	121,139
Byline Bancorp, Inc.	91,152	2,877,669
C&F Financial Corp.	500	36,470
California BanCorp	1,525	27,023
Camden National Corp.	23,055	1,093,960
Capital Bancorp, Inc.	13,810	410,709
Capital City Bank Group, Inc.	2,655	115,386
Capitol Federal Financial, Inc.	212,317	1,513,820
Carter Bankshares, Inc.*	18,068	421,346
Cathay General Bancorp	35,350	1,762,551
Central Pacific Financial Corp.	24,317	777,171
CF Bankshares, Inc.	672	18,756
Chemung Financial Corp.	636	34,230
A1

AST SMALL-CAP EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
ChoiceOne Financial Services, Inc.	23,820	$669,818
Citizens & Northern Corp.	2,649	59,179
Citizens Community Bancorp, Inc.	920	18,216
Citizens Financial Services, Inc.	222	13,575
City Holding Co.	2,110	252,187
Civista Bancshares, Inc.	31,928	727,639
CNB Financial Corp.	38,572	1,117,045
Coastal Financial Corp.*	2,220	168,942
Colony Bankcorp, Inc.	2,556	51,043
Columbia Banking System, Inc.	108,800	2,984,384
Columbia Financial, Inc.*	12,041	210,838
Commerce Bancshares, Inc.(a)	16,109	792,563
Community Financial System, Inc.	7,092	415,946
Community Trust Bancorp, Inc.	14,684	891,612
Community West Bancshares	31,770	740,241
ConnectOne Bancorp, Inc.	110,855	2,967,588
Cullen/Frost Bankers, Inc.	6,176	846,606
Customers Bancorp, Inc.*(a)	38,645	2,682,349
CVB Financial Corp.(a)	53,046	1,028,562
Dime Community Bancshares, Inc.	45,328	1,532,993
Eagle Bancorp Montana, Inc.	660	13,583
Eagle Bancorp, Inc.	57,880	1,439,476
Eastern Bankshares, Inc.	28,708	561,528
Enterprise Financial Services Corp.(a)	28,088	1,519,842
Equity Bancshares, Inc. (Class A Stock)	2,689	119,418
Esquire Financial Holdings, Inc.	1,257	135,127
Farmers & Merchants Bancorp, Inc.	1,450	37,222
Farmers National Banc Corp.	58,991	776,322
FB Financial Corp.	6,751	350,647
Fidelity D&D Bancorp, Inc.	260	11,253
Financial Institutions, Inc.	23,480	744,551
Finward Bancorp	4,500	163,350
First Bancorp(a)	47,151	2,656,959
First Bancorp, Inc. (The)	2,390	66,992
First BanCorp. (Puerto Rico)	22,974	490,725
First Bank	4,070	65,120
First Busey Corp.	70,017	1,769,330
First Business Financial Services, Inc.	1,255	67,682
First Commonwealth Financial Corp.	14,495	254,822
First Community Bankshares, Inc.	2,811	116,713
First Community Corp.	420	12,277
First Financial Bancorp	14,927	416,165
First Financial Bankshares, Inc.(a)	17,035	501,681
First Financial Corp.	12,120	765,984
First Foundation, Inc.*	233,882	1,379,904
First Hawaiian, Inc.	66,323	1,634,199
First Horizon Corp.	31,617	719,603
First Internet Bancorp	17,725	361,235
First Interstate BancSystem, Inc. (Class A Stock)(a)	12,725	425,015
First Merchants Corp.	42,260	1,636,730
First Mid Bancshares, Inc.	60,619	2,496,897
First United Corp.	1,494	54,740
First Western Financial, Inc.*	14,480	355,918
Firstsun Capital Bancorp*	19,400	707,324
Five Star Bancorp	19,310	728,373
Flagstar Bank NA(a)	131,989	1,738,295
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Flushing Financial Corp.	88,503	$1,359,406
FNB Corp.	42,865	716,703
FS Bancorp, Inc.	1,660	64,059
Fulton Financial Corp.	23,865	485,414
FVCBankcorp, Inc.	1,550	23,545
German American Bancorp, Inc.	5,012	209,451
Glacier Bancorp, Inc.(a)	16,329	729,416
Great Southern Bancorp, Inc.	18,122	1,144,042
Greene County Bancorp, Inc.	1,140	25,547
Hancock Whitney Corp.	60,557	3,850,820
Hanmi Financial Corp.	56,100	1,478,796
Hawthorn Bancshares, Inc.	1,170	39,417
HBT Financial, Inc.	4,210	112,491
Heritage Commerce Corp.	235,912	2,944,182
Heritage Financial Corp.	95,687	2,487,862
Hilltop Holdings, Inc.	38,500	1,379,070
Hingham Institution for Savings (The)(a)	4,381	1,252,265
Home Bancorp, Inc.	13,416	812,741
Home BancShares, Inc.	113,127	3,046,510
HomeTrust Bancshares, Inc.	2,650	113,023
Hope Bancorp, Inc.	148,130	1,654,612
Horizon Bancorp, Inc.	6,852	113,538
Independent Bank Corp.	10,673	802,716
Independent Bank Corp.	22,265	741,424
International Bancshares Corp.(a)	8,677	583,875
Investar Holding Corp.	1,380	37,633
Kearny Financial Corp.	125,720	949,186
Lakeland Financial Corp.	3,665	210,298
Landmark Bancorp, Inc.	850	21,080
LCNB Corp.	2,150	33,519
Live Oak Bancshares, Inc.	32,022	1,058,968
MainStreet Bancshares, Inc.	730	16,206
Mechanics Bancorp (Class A Stock)	2,408	35,518
Mercantile Bank Corp.	22,916	1,157,258
Meridian Corp.	960	18,202
Metrocity Bankshares, Inc.	4,010	114,967
Metropolitan Bank Holding Corp.	1,603	133,514
Mid Penn Bancorp, Inc.	13,730	441,557
Midland States Bancorp, Inc.	59,091	1,318,320
MVB Financial Corp.	8,060	200,130
National Bank Holdings Corp. (Class A Stock)	5,432	212,717
National Bankshares, Inc.	780	28,400
NB Bancorp, Inc.(a)	48,699	1,026,088
NBT Bancorp, Inc.	7,376	314,070
Nicolet Bankshares, Inc.(a)	25,600	3,804,672
Northeast Bank(a)	36,273	4,075,997
Northeast Community Bancorp, Inc.	8,360	198,968
Northfield Bancorp, Inc.	32,054	434,011
Northpointe Bancshares, Inc.	77,000	1,329,020
Northrim BanCorp, Inc.	3,044	69,647
Northwest Bancshares, Inc.	21,123	268,051
Norwood Financial Corp.	1,130	33,245
Oak Valley Bancorp	770	24,971
OceanFirst Financial Corp.	80,116	1,445,293
OFG Bancorp (Puerto Rico)	6,537	264,487
Ohio Valley Banc Corp.	690	30,263

A2

AST SMALL-CAP EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Old National Bancorp(a)	43,843	$968,930
Old Second Bancorp, Inc.	134,970	2,720,995
OP Bancorp	1,500	19,950
Orange County Bancorp, Inc.	1,181	37,768
Origin Bancorp, Inc.	12,289	509,502
Orrstown Financial Services, Inc.	2,560	92,365
Park National Corp.	2,235	365,311
Parke Bancorp, Inc.	1,866	52,994
Pathward Financial, Inc.	3,186	284,287
PCB Bancorp	2,570	57,799
Peapack-Gladstone Financial Corp.	25,523	898,665
Peoples Bancorp of North Carolina, Inc.	1,190	46,600
Peoples Bancorp, Inc.	36,585	1,202,549
Peoples Financial Services Corp.	3,970	211,720
Pinnacle Financial Partners, Inc.	11,971	1,031,182
Pioneer Bancorp, Inc.*	910	12,667
Plumas Bancorp	470	22,945
Ponce Financial Group, Inc.*	3,270	54,642
Popular, Inc. (Puerto Rico)	7,889	1,058,467
Preferred Bank	44,667	4,050,850
Primis Financial Corp.	4,180	55,510
Princeton Bancorp, Inc.	520	17,560
Prosperity Bancshares, Inc.	10,360	695,985
Provident Financial Holdings, Inc.	1,870	30,144
Provident Financial Services, Inc.	78,428	1,659,536
QCR Holdings, Inc.	2,386	203,884
RBB Bancorp	21,476	458,942
Red River Bancshares, Inc.	15,874	1,435,645
Renasant Corp.	11,806	426,551
Republic Bancorp, Inc. (Class A Stock)	2,459	173,482
Richmond Mutual BanCorp, Inc.	790	10,720
Riverview Bancorp, Inc.	5,290	29,095
S&T Bancorp, Inc.	21,408	895,497
SB Financial Group, Inc.	810	17,010
Seacoast Banking Corp. of Florida	10,217	309,473
ServisFirst Bancshares, Inc.	7,092	516,510
Shore Bancshares, Inc.	37,182	694,560
Sierra Bancorp	12,124	411,246
Simmons First National Corp. (Class A Stock)	67,597	1,314,762
SmartFinancial, Inc.	2,441	95,394
South Plains Financial, Inc.	1,659	69,512
Southern First Bancshares, Inc.*	13,335	726,757
Southern Missouri Bancorp, Inc.	17,850	1,141,329
Southside Bancshares, Inc.	25,590	795,593
SOUTHSTATE BANK Corp.	11,859	1,097,195
Stellar Bancorp, Inc.	6,936	253,927
Stock Yards Bancorp, Inc.	4,136	274,175
Texas Capital Bancshares, Inc.*	5,732	543,852
Third Coast Bancshares, Inc.*(a)	1,090	41,235
Timberland Bancorp, Inc.	2,040	80,437
Tompkins Financial Corp.	2,059	162,332
Towne Bank	20,319	684,141
TriCo Bancshares	11,312	537,772
Triumph Financial, Inc.*	2,945	175,699
TrustCo Bank Corp.	32,971	1,443,470
Trustmark Corp.	8,465	356,715
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
UMB Financial Corp.(a)	9,311	$1,050,188
Union Bankshares, Inc.	560	13,619
United Bankshares, Inc.	17,921	742,288
United Community Banks, Inc.	25,479	802,334
United Security Bancshares	1,520	15,975
Unity Bancorp, Inc.	1,676	86,867
Univest Financial Corp.	38,642	1,323,875
USCB Financial Holdings, Inc.	910	16,871
Valley National Bancorp	144,304	1,772,053
Virginia National Bankshares Corp.	310	11,842
WaFd, Inc.	53,322	1,674,311
Washington Trust Bancorp, Inc.	36,898	1,234,607
Webster Financial Corp.	12,099	839,913
WesBanco, Inc.	12,742	439,472
West BanCorp, Inc.	2,945	70,062
Westamerica BanCorp	3,739	194,989
Western Alliance Bancorp	11,004	779,633
Western New England Bancorp, Inc.	4,433	57,319
Wintrust Financial Corp.(a)	30,483	4,235,308
WSFS Financial Corp.	7,600	497,496
Zions Bancorp NA	15,794	910,050
		169,369,515
Beverages — 0.3%
Boston Beer Co., Inc. (The) (Class A Stock)*	1,056	243,302
Brown-Forman Corp. (Class B Stock)	2,168	57,322
Coca-Cola Consolidated, Inc.	5,178	992,830
MGP Ingredients, Inc.	2,160	39,722
Molson Coors Beverage Co. (Class B Stock)	10,043	432,452
National Beverage Corp.*	9,571	322,064
Primo Brands Corp.	86,385	1,626,629
Vita Coco Co., Inc. (The)*(a)	33,538	1,606,806
		5,321,127
Biotechnology — 6.6%
4D Molecular Therapeutics, Inc.*	3,640	33,888
89Bio, Inc.*^	2,423	824
Abivax SA (France), ADR*(a)	24,000	2,672,400
Absci Corp.*(a)	11,370	34,110
AC Immune SA (Switzerland)*	4,330	11,907
ACADIA Pharmaceuticals, Inc.*	13,197	293,765
ADMA Biologics, Inc.*	30,144	271,597
Agios Pharmaceuticals, Inc.*	5,417	183,257
Akebia Therapeutics, Inc.*	11,637	16,175
Akero Therapeutics, Inc.*^	604	393
Aldeyra Therapeutics, Inc.*	9,920	16,765
Alector, Inc.*	14,330	30,809
Alkermes PLC*(a)	63,518	2,245,996
Allogene Therapeutics, Inc.*	18,772	45,804
Altimmune, Inc.*	3,790	11,673
Anika Therapeutics, Inc.*	2,680	38,860
Annexon, Inc.*	9,110	50,469
Apellis Pharmaceuticals, Inc.*	7,531	302,972
Apogee Therapeutics, Inc.*(a)	55,555	4,676,064
Arcturus Therapeutics Holdings, Inc.*	3,614	27,900
Arcus Biosciences, Inc.*	11,406	246,370

A3

AST SMALL-CAP EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Arcutis Biotherapeutics, Inc.*	65,398	$1,540,777
Arrowhead Pharmaceuticals, Inc.*(a)	45,923	2,879,372
ARS Pharmaceuticals, Inc.*(a)	2,051	16,470
aTyr Pharma, Inc.*	4,540	3,541
Aura Biosciences, Inc.*	4,010	26,827
Beam Therapeutics, Inc.*	11,014	262,464
BioCryst Pharmaceuticals, Inc.*	12,128	115,459
BioMarin Pharmaceutical, Inc.*	11,018	622,407
Biomea Fusion, Inc.*	2,530	3,871
Black Diamond Therapeutics, Inc.*	4,590	9,777
Bridgebio Pharma, Inc.*(a)	45,997	3,415,737
C4 Therapeutics, Inc.*	6,970	18,331
CareDx, Inc.*	5,917	102,719
Caribou Biosciences, Inc.*	13,050	24,795
Catalyst Pharmaceuticals, Inc.*(a)	115,014	2,847,747
Celldex Therapeutics, Inc.*	2,197	69,689
CG oncology, Inc.*(a)	104,684	7,085,013
Cogent Biosciences, Inc.*	18,500	712,065
CRISPR Therapeutics AG (Switzerland)*(a)	10,827	515,040
Cullinan Therapeutics, Inc.*	5,658	80,400
Day One Biopharmaceuticals, Inc.*	737	15,801
Denali Therapeutics, Inc.*	17,324	332,621
Design Therapeutics, Inc.*	4,390	46,710
Dianthus Therapeutics, Inc.*	16,128	1,353,462
Disc Medicine, Inc.*	942	60,231
Dyne Therapeutics, Inc.*	5,576	101,093
Emergent BioSolutions, Inc.*	7,370	61,171
Enanta Pharmaceuticals, Inc.*	158	1,996
Engene Holdings, Inc. (Canada)*	1,376	9,371
Entrada Therapeutics, Inc.*	1,940	24,483
Erasca, Inc.*	18,000	291,240
Exelixis, Inc.*	25,296	1,084,945
Fate Therapeutics, Inc.*	14,900	17,880
GRAIL, Inc.*	248	12,817
Halozyme Therapeutics, Inc.*	54,672	3,533,451
Ideaya Biosciences, Inc.*	5,947	198,154
Immunome, Inc.*(a)	97,109	2,123,774
Intellia Therapeutics, Inc.*	10,969	140,623
Iovance Biotherapeutics, Inc.*	24,950	87,574
Ironwood Pharmaceuticals, Inc.*	6,290	22,078
Janux Therapeutics, Inc.*	1,254	17,431
Jasper Therapeutics, Inc.*	780	683
Keros Therapeutics, Inc.*	494	5,454
Kiniksa Pharmaceuticals International PLC*	5,681	273,540
Kodiak Sciences, Inc.*	6,310	240,537
Krystal Biotech, Inc.*(a)	27,991	7,230,635
Kura Oncology, Inc.*	8,300	67,479
Kymera Therapeutics, Inc.*(a)	84,094	7,004,189
Larimar Therapeutics, Inc.*	4,664	20,988
MacroGenics, Inc.*	10,990	31,761
Madrigal Pharmaceuticals, Inc.*(a)	6,041	3,162,282
MannKind Corp.*	37,003	90,657
MediciNova, Inc.*	4,930	6,754
MiMedx Group, Inc.*	21,280	84,056
Mineralys Therapeutics, Inc.*	73,885	2,001,545
Mirum Pharmaceuticals, Inc.*(a)	83,000	7,667,540
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Monte Rosa Therapeutics, Inc.*	3,360	$55,272
Myriad Genetics, Inc.*	8,891	40,009
Natera, Inc.*	7,646	1,529,124
Neurocrine Biosciences, Inc.*	389	51,247
Newamsterdam Pharma Co. NV (Netherlands)*(a)	164,488	5,265,261
Nkarta, Inc.*	7,360	15,530
Nurix Therapeutics, Inc.*	6,260	97,030
Nuvalent, Inc. (Class A Stock)*	17,936	1,837,543
Olema Pharmaceuticals, Inc.*(a)	4,084	60,892
Organogenesis Holdings, Inc.*	16,810	39,840
ORIC Pharmaceuticals, Inc.*	7,130	90,337
Praxis Precision Medicines, Inc.*(a)	21,335	6,873,924
Protagonist Therapeutics, Inc.*(a)	32,435	3,418,649
Prothena Corp. PLC (Ireland)*	5,056	49,144
PTC Therapeutics, Inc.*	40,227	2,740,665
Puma Biotechnology, Inc.*	7,140	45,625
REGENXBIO, Inc.*	7,187	60,227
Relay Therapeutics, Inc.*	16,217	161,359
Replimune Group, Inc.*	10,260	78,489
Rhythm Pharmaceuticals, Inc.*	16,756	1,457,269
Rigel Pharmaceuticals, Inc.*	1,282	34,665
Rocket Pharmaceuticals, Inc.*	8,070	28,891
Sarepta Therapeutics, Inc.*	63,556	1,382,979
Scholar Rock Holding Corp.*(a)	65,897	3,239,497
Sera Prognostics, Inc. (Class A Stock)*	2,450	4,973
Solid Biosciences, Inc.*	2,540	18,288
Spyre Therapeutics, Inc.*(a)	78,174	3,943,097
Stoke Therapeutics, Inc.*(a)	6,839	222,678
Tenaya Therapeutics, Inc.*	4,770	3,303
TG Therapeutics, Inc.*	7,613	252,904
Travere Therapeutics, Inc.*	69,822	2,074,412
Twist Bioscience Corp.*(a)	37,187	1,767,126
Tyra Biosciences, Inc.*	1,770	67,791
Vanda Pharmaceuticals, Inc.*	8,257	57,056
Vaxcyte, Inc.*	540	31,379
Vera Therapeutics, Inc.*(a)	51,000	2,051,730
Veracyte, Inc.*	9,510	306,317
Vericel Corp.*	132,612	4,266,128
Verve Therapeutics, Inc.*^	5,320	10,534
Viking Therapeutics, Inc.*	2,683	87,305
Vir Biotechnology, Inc.*	12,130	108,685
Voyager Therapeutics, Inc.*	6,620	25,553
XBiotech, Inc.*	2,660	6,251
Xencor, Inc.*	8,221	99,145
Xenon Pharmaceuticals, Inc. (Canada)*	179,492	10,437,460
Zymeworks, Inc.*	8,080	202,323
		123,687,411
Broadline Retail — 0.6%
1stdibs.com, Inc.*	3,650	20,075
Dillard’s, Inc. (Class A Stock)(a)	1,262	722,003
Etsy, Inc.*	11,273	563,424
Global-e Online Ltd. (Israel)*	76,300	2,353,855
Groupon, Inc.*	2,560	30,464
Kohl’s Corp.	12,187	157,212
Macy’s, Inc.	63,486	1,148,462

A4

AST SMALL-CAP EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Broadline Retail (cont’d.)
Ollie’s Bargain Outlet Holdings, Inc.*	63,694	$5,862,396
Savers Value Village, Inc.*	6,850	50,964
		10,908,855
Building Products — 1.4%
A.O. Smith Corp.(a)	7,914	521,849
AAON, Inc.(a)	8,648	715,622
Advanced Drainage Systems, Inc.	5,022	688,667
American Woodmark Corp.*	17,429	694,197
Apogee Enterprises, Inc.	19,571	656,411
Armstrong World Industries, Inc.	5,187	854,818
AZZ, Inc.(a)	19,364	2,423,017
CSW Industrials, Inc.(a)	2,016	525,329
Fortune Brands Innovations, Inc.	34,952	1,362,079
Gibraltar Industries, Inc.*	46,382	1,849,250
Griffon Corp.	24,669	1,792,943
Hayward Holdings, Inc.*	23,142	309,640
Insteel Industries, Inc.	2,869	96,427
Janus International Group, Inc.*	147,030	757,205
JELD-WEN Holding, Inc.*	10,687	13,252
Masterbrand, Inc.*	16,166	134,340
Modine Manufacturing Co.*(a)	25,507	5,527,622
Owens Corning	3,292	356,260
Quanex Building Products Corp.	3,540	63,614
Resideo Technologies, Inc.*(a)	41,179	1,388,144
Simpson Manufacturing Co., Inc.(a)	4,960	851,235
Tecnoglass, Inc.	5,811	258,880
Trex Co., Inc.*	11,100	404,262
UFP Industries, Inc.	20,264	1,866,720
Zurn Elkay Water Solutions Corp.	48,783	2,187,430
		26,299,213
Capital Markets — 3.0%
Acadian Asset Management, Inc.	4,736	257,733
Affiliated Managers Group, Inc.(a)	3,585	991,970
AlTi Global, Inc.*	3,280	11,874
Artisan Partners Asset Management, Inc. (Class A Stock)	9,264	337,117
BGC Group, Inc. (Class A Stock)	311,858	3,049,971
Cohen & Steers, Inc.	6,557	410,140
Diamond Hill Investment Group, Inc.	346	59,547
Donnelley Financial Solutions, Inc.*	4,029	189,927
Evercore, Inc. (Class A Stock)	2,193	654,632
FactSet Research Systems, Inc.	1,855	402,516
Federated Hermes, Inc.	35,051	1,987,742
Franklin Resources, Inc.	3,147	74,332
GCM Grosvenor, Inc. (Class A Stock)	3,500	34,300
Golub Capital BDC, Inc.	66,352	840,016
Hamilton Lane, Inc. (Class A Stock)(a)	64,964	6,457,422
Houlihan Lokey, Inc.	1,105	158,700
Invesco Ltd.	38,056	924,380
Janus Henderson Group PLC	15,207	781,184
Jefferies Financial Group, Inc.	4,197	173,210
Lazard, Inc.	11,139	473,185
MarketAxess Holdings, Inc.	12,409	2,047,237
Moelis & Co. (Class A Stock)	6,296	358,872
Morningstar, Inc.	3,188	538,931
Open Lending Corp.*	11,629	14,536
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
Oppenheimer Holdings, Inc. (Class A Stock)	482	$42,990
Perella Weinberg Partners	1,012	18,378
Piper Sandler Cos.	74,092	5,671,743
PJT Partners, Inc. (Class A Stock)(a)	30,498	4,261,181
SEI Investments Co.	9,295	729,379
Silvercrest Asset Management Group, Inc. (Class A Stock)	1,350	18,144
StepStone Group, Inc. (Class A Stock)	85,700	4,089,604
Stifel Financial Corp.	9,730	719,242
StoneX Group, Inc.*	104,440	8,423,086
Victory Capital Holdings, Inc. (Class A Stock)(a)	122,617	8,028,961
Virtu Financial, Inc. (Class A Stock)	29,105	1,280,038
Virtus Investment Partners, Inc.	11,281	1,515,602
Westwood Holdings Group, Inc.	1,930	31,787
WisdomTree, Inc.(a)	18,631	271,267
		56,330,876
Chemicals — 1.6%
AdvanSix, Inc.	3,495	85,278
American Vanguard Corp.*	3,585	8,927
Arq, Inc.*	3,590	9,190
Ascent Industries Co.*	2,140	28,483
Ashland, Inc.	25,671	1,427,564
Aspen Aerogels, Inc.*	8,917	30,496
Avient Corp.	12,202	442,933
Axalta Coating Systems Ltd.*	62,558	1,732,857
Balchem Corp.	4,347	736,730
Cabot Corp.	11,728	883,236
Celanese Corp.	6,252	411,194
CF Industries Holdings, Inc.	126	16,360
Chemours Co. (The)	17,943	395,284
Eastman Chemical Co.(a)	23,545	1,796,954
Ecovyst, Inc.*	136,116	1,750,452
Element Solutions, Inc.	98,188	3,352,138
Flotek Industries, Inc.*	1,340	22,740
FMC Corp.	12,380	213,184
Hawkins, Inc.	2,855	438,528
HB Fuller Co.	30,033	1,852,435
Huntsman Corp.	133,311	1,774,369
Ingevity Corp.*	4,676	333,072
Innospec, Inc.	16,201	1,182,997
Intrepid Potash, Inc.*	2,074	88,705
Koppers Holdings, Inc.	1,937	74,923
Kronos Worldwide, Inc.	7,437	48,861
Mativ Holdings, Inc.	7,175	62,423
Methanex Corp. (Canada)(a)	39,589	2,357,129
Minerals Technologies, Inc.	4,482	317,863
Mosaic Co. (The)	24,861	633,956
NewMarket Corp.(a)	3,353	2,149,105
Northern Technologies International Corp.	1,940	15,986
Olin Corp.(a)	67,058	1,993,634
Orion SA (Germany)	7,154	46,501
Perimeter Solutions, Inc.*	11,106	271,209
Quaker Chemical Corp.(a)	2,117	262,995
Rayonier Advanced Materials, Inc.*	9,526	105,453

A5

AST SMALL-CAP EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Chemicals (cont’d.)
Scotts Miracle-Gro Co. (The)	4,533	$275,652
Sensient Technologies Corp.	5,628	486,484
Solstice Advanced Materials, Inc.	915	69,686
Stepan Co.	2,903	145,092
Tronox Holdings PLC	17,139	167,448
Westlake Corp.	3,132	365,880
		28,864,386
Commercial Services & Supplies — 1.7%
ABM Industries, Inc.	76,878	2,961,341
ACCO Brands Corp.	16,093	48,279
ACV Auctions, Inc. (Class A Stock)*	16,210	68,730
Brady Corp. (Class A Stock)	5,840	474,442
BrightView Holdings, Inc.*	12,361	145,736
Brink’s Co. (The)	51,585	5,345,754
Casella Waste Systems, Inc. (Class A Stock)*(a)	129,158	10,247,396
Cimpress PLC (Ireland)*	2,408	175,784
Civeo Corp.	1,713	45,326
CompX International, Inc.	700	16,352
Deluxe Corp.	6,029	166,039
Ennis, Inc.	21,368	457,703
Enviri Corp.*	10,534	206,677
Healthcare Services Group, Inc.*	43,044	798,466
HNI Corp.	61,188	2,043,067
Interface, Inc.	8,199	204,319
Liquidity Services, Inc.*	4,002	122,341
MillerKnoll, Inc.	46,738	675,831
Montrose Environmental Group, Inc.*	3,700	80,993
MSA Safety, Inc.(a)	4,567	748,760
NL Industries, Inc.	5,070	29,558
OPENLANE, Inc.*	14,359	418,565
Perma-Fix Environmental Services, Inc.*	1,710	18,280
Pitney Bowes, Inc.	9,888	109,262
Quad/Graphics, Inc.	5,510	36,421
Quest Resource Holding Corp.*	1,690	2,011
Tetra Tech, Inc.(a)	18,446	555,594
UniFirst Corp.	19,751	4,969,154
Vestis Corp.	14,727	115,754
Virco Mfg. Corp.	2,160	13,219
		31,301,154
Communications Equipment — 0.5%
ADTRAN Holdings, Inc.*	73,366	922,944
Aviat Networks, Inc.*	15,369	347,493
BK Technologies Corp.*	500	37,315
Calix, Inc.*	7,962	390,058
Clearfield, Inc.*	1,460	38,646
Digi International, Inc.*	5,269	253,966
Harmonic, Inc.*	15,797	141,857
KVH Industries, Inc.*	4,460	39,962
Lantronix, Inc.*	3,484	18,256
Lumentum Holdings, Inc.*(a)	8,221	5,777,390
NETGEAR, Inc.*	4,531	98,957
NetScout Systems, Inc.*	9,703	308,458
Ribbon Communications, Inc.*	25,230	53,488
Viasat, Inc.*	2,629	120,408
	Shares	Value
Common Stocks (continued)
Communications Equipment (cont’d.)
Viavi Solutions, Inc.*	29,349	$976,735
Vistance Networks, Inc.*	16,478	299,900
		9,825,833
Construction & Engineering — 3.2%
Ameresco, Inc. (Class A Stock)*	3,808	97,104
Arcosa, Inc.	6,019	638,857
Argan, Inc.	2,021	1,100,737
Bowman Consulting Group Ltd.*	1,320	37,541
Centuri Holdings, Inc.*	6,424	187,645
Concrete Pumping Holdings, Inc.*	6,220	44,411
Construction Partners, Inc. (Class A Stock)*(a)	76,090	8,455,121
Dycom Industries, Inc.*	10,724	3,633,506
Everus Construction Group, Inc.*	24,874	2,936,624
Fluor Corp.*	46,753	2,181,027
Granite Construction, Inc.(a)	44,733	5,362,592
Great Lakes Dredge & Dock Corp.*	6,658	113,186
IES Holdings, Inc.*	2,693	1,283,134
Legence Corp. (Class A Stock)*(a)	110,304	6,227,764
Limbach Holdings, Inc.*	1,746	136,275
Matrix Service Co.*	4,116	47,252
MYR Group, Inc.*	24,637	6,955,518
NWPX Infrastructure, Inc.*	1,415	110,172
Orion Group Holdings, Inc.*	5,915	64,473
Primoris Services Corp.	7,102	1,015,870
Solv Energy, Inc. (Class A Stock)*(a)	217,665	6,536,480
Sterling Infrastructure, Inc.*(a)	26,467	10,779,215
Tutor Perini Corp.	7,507	579,465
Valmont Industries, Inc.	2,328	930,199
WillScot Holdings Corp.(a)	16,794	291,544
		59,745,712
Construction Materials — 0.2%
Eagle Materials, Inc.(a)	3,309	626,890
James Hardie Industries PLC*(a)	147,300	2,789,862
Knife River Corp.*	6,769	552,689
Smith-Midland Corp.*	720	23,421
United States Lime & Minerals, Inc.	3,503	457,527
		4,450,389
Consumer Finance — 1.1%
Atlanticus Holdings Corp.*	2,451	128,604
Bread Financial Holdings, Inc.	24,471	1,832,633
Consumer Portfolio Services, Inc.*	3,610	27,905
Credit Acceptance Corp.*(a)	4,346	1,840,357
Dave, Inc.*	1,005	174,960
Encore Capital Group, Inc.*	3,289	230,625
Enova International, Inc.*	3,360	456,389
EZCORP, Inc. (Class A Stock)*	7,674	194,766
FirstCash Holdings, Inc.(a)	49,865	9,374,620
Green Dot Corp. (Class A Stock)*	8,550	95,931
LendingClub Corp.*	71,789	1,028,019
LendingTree, Inc.*	1,788	76,669
Navient Corp.(a)	162,055	1,325,610
Nelnet, Inc. (Class A Stock)	3,591	463,095
NerdWallet, Inc. (Class A Stock)*	6,392	66,349

A6

AST SMALL-CAP EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Consumer Finance (cont’d.)
OneMain Holdings, Inc.	14,120	$755,279
Oportun Financial Corp.*	4,870	22,451
OppFi, Inc.	2,074	15,991
PRA Group, Inc.*	5,372	94,010
PROG Holdings, Inc.	5,748	164,910
Regional Management Corp.	1,462	47,150
SLM Corp.(a)	86,320	1,848,111
Upstart Holdings, Inc.*(a)	697	17,878
World Acceptance Corp.*	857	115,729
		20,398,041
Consumer Staples Distribution & Retail — 1.0%
Albertson’s Cos., Inc. (Class A Stock)(a)	43,085	734,168
Andersons, Inc. (The)	4,514	324,015
BJ’s Wholesale Club Holdings, Inc.*	72,057	7,091,850
Chefs’ Warehouse, Inc. (The)*(a)	98,167	5,836,028
Grocery Outlet Holding Corp.*(a)	115,685	815,579
Ingles Markets, Inc. (Class A Stock)	2,034	182,836
Maplebear, Inc.*(a)	12,046	451,243
Natural Grocers by Vitamin Cottage, Inc.	3,470	89,700
PriceSmart, Inc.(a)	17,050	2,566,025
Sprouts Farmers Market, Inc.*	4,450	343,229
United Natural Foods, Inc.*	8,480	382,109
Village Super Market, Inc. (Class A Stock)	1,362	57,517
Weis Markets, Inc.	3,608	246,751
		19,121,050
Containers & Packaging — 0.4%
AptarGroup, Inc.	4,443	559,907
Ardagh Metal Packaging SA	32,711	132,479
Crown Holdings, Inc.	5,585	559,896
Graphic Packaging Holding Co.(a)	146,287	1,454,093
Greif, Inc. (Class A Stock)	3,272	219,453
Greif, Inc. (Class B Stock)	1,707	149,431
Myers Industries, Inc.	53,607	1,135,396
O-I Glass, Inc.*	20,957	220,258
Ranpak Holdings Corp.*	8,940	31,916
Silgan Holdings, Inc.(a)	13,285	515,458
Sonoco Products Co.	28,222	1,526,528
TriMas Corp.	25,340	910,720
		7,415,535
Distributors — 0.1%
Gold.com, Inc.	2,349	94,148
LKQ Corp.	16,989	498,967
Pool Corp.	1,952	394,948
Weyco Group, Inc.	2,090	66,985
		1,055,048
Diversified Consumer Services — 1.3%
ADT, Inc.	90,125	592,121
American Public Education, Inc.*	2,859	162,620
Bright Horizons Family Solutions, Inc.*	6,750	554,377
Carriage Services, Inc.	2,297	104,881
	Shares	Value
Common Stocks (continued)
Diversified Consumer Services (cont’d.)
Coursera, Inc.*	6,379	$37,126
Covista, Inc.*	37,503	4,322,221
Driven Brands Holdings, Inc.*(a)	13,616	171,698
Duolingo, Inc.*	856	84,376
European Wax Center, Inc. (Class A Stock)*	5,008	28,946
Frontdoor, Inc.*(a)	47,562	2,514,127
Graham Holdings Co. (Class B Stock)	485	512,771
Grand Canyon Education, Inc.*	29,015	4,933,420
H&R Block, Inc.	50,528	1,603,759
Laureate Education, Inc.*	130,609	4,550,418
Lincoln Educational Services Corp.*	4,021	163,574
Matthews International Corp. (Class A Stock)	4,272	110,303
Mister Car Wash, Inc.*	29,392	204,862
OneSpaWorld Holdings Ltd. (Bahamas)	13,628	312,763
Perdoceo Education Corp.	8,496	316,136
Service Corp. International	7,671	632,934
Strategic Education, Inc.	3,304	274,100
Stride, Inc.*	5,616	495,163
Udemy, Inc.*	3,800	17,556
Universal Technical Institute, Inc.*	63,030	2,275,383
		24,975,635
Diversified REITs — 0.1%
American Assets Trust, Inc.	56,100	1,032,801
Essential Properties Realty Trust, Inc.(a)	49,375	1,499,025
		2,531,826
Diversified Telecommunication Services — 0.1%
Anterix, Inc.*	1,837	70,155
ATN International, Inc.	1,716	46,710
Bandwidth, Inc. (Class A Stock)*	4,570	81,437
GCI Liberty, Inc. (Class A Stock)*	182	6,707
GCI Liberty, Inc. (Class C Stock)*	1,112	41,378
Globalstar, Inc.*	1,975	131,179
IDT Corp. (Class B Stock)	3,534	173,519
Iridium Communications, Inc.	13,540	375,600
Liberty Global Ltd. (Belgium) (Class A Stock)*	19,440	235,030
Liberty Global Ltd. (Belgium) (Class C Stock)*	19,113	224,195
Liberty Latin America Ltd. (Puerto Rico) (Class A Stock)*	5,367	46,371
Liberty Latin America Ltd. (Puerto Rico) (Class C Stock)*	21,566	190,212
Lumen Technologies, Inc.*	110,651	769,024
		2,391,517
Electric Utilities — 0.4%
Genie Energy Ltd. (Class B Stock)	3,489	49,334
Hawaiian Electric Industries, Inc.*	18,570	275,579
IDACORP, Inc.(a)	6,029	861,966
MGE Energy, Inc.	4,764	368,210
OGE Energy Corp.	22,037	1,056,895

A7

AST SMALL-CAP EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Electric Utilities (cont’d.)
Otter Tail Corp.	13,143	$1,153,561
Pinnacle West Capital Corp.(a)	9,017	908,463
Portland General Electric Co.	37,840	1,996,817
TXNM Energy, Inc.	1,064	62,201
		6,733,026
Electrical Equipment — 2.5%
Acuity, Inc.	3,500	980,770
Allient, Inc.	2,306	136,262
American Superconductor Corp.*	4,289	145,183
Amprius Technologies, Inc.*	60,544	1,020,772
Atkore, Inc.	18,772	1,105,858
Bloom Energy Corp. (Class A Stock)*	92,376	12,516,024
EnerSys	25,965	4,510,640
Eos Energy Enterprises, Inc.*(a)	437,081	2,167,922
Espey Mfg. & Electronics Corp.	510	28,264
Forgent Power Solutions, Inc.*(a)	50,715	1,484,428
Generac Holdings, Inc.*	3,773	736,980
Hyliion Holdings Corp.*	8,830	15,541
LSI Industries, Inc.	60,379	1,123,049
Net Power, Inc.*	4,530	7,067
Nextpower, Inc. (Class A Stock)*(a)	38,076	4,590,062
Plug Power, Inc.*(a)	61,724	139,496
Powell Industries, Inc.	1,711	925,788
Power Solutions International, Inc.*	789	48,034
Preformed Line Products Co.	759	205,499
Regal Rexnord Corp.	37,115	6,950,155
Sensata Technologies Holding PLC(a)	143,569	5,056,500
Shoals Technologies Group, Inc. (Class A Stock)*	1,185	7,797
Sunrun, Inc.*	27,564	373,768
Thermon Group Holdings, Inc.*	11,694	589,378
Ultralife Corp.*	4,900	31,948
Vicor Corp.*	14,364	2,312,604
		47,209,789
Electronic Equipment, Instruments & Components — 3.6%
Advanced Energy Industries, Inc.(a)	10,771	3,475,909
Airgain, Inc.*	2,760	15,180
Arlo Technologies, Inc.*	956	13,604
Arrow Electronics, Inc.*	27,813	3,988,662
Avnet, Inc.	73,079	4,503,128
Badger Meter, Inc.	3,752	571,617
Bel Fuse, Inc. (Class A Stock)	190	34,238
Bel Fuse, Inc. (Class B Stock)	1,535	303,899
Belden, Inc.(a)	26,755	3,072,277
Benchmark Electronics, Inc.	45,171	2,532,286
Climb Global Solutions, Inc.	2,876	57,002
Coda Octopus Group, Inc.*	2,180	24,634
Cognex Corp.	16,525	809,560
Coherent Corp.*	15,721	3,744,899
Crane NXT Co.(a)	33,219	1,348,359
CTS Corp.	4,331	206,849
Daktronics, Inc.*	6,557	128,189
ePlus, Inc.	20,550	1,546,388
Fabrinet (Thailand)*(a)	7,974	4,158,601
Frequency Electronics, Inc.*	1,778	78,694
Identiv, Inc.*	3,640	13,468
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Ingram Micro Holding Corp.	49,100	$1,144,521
Insight Enterprises, Inc.*	31,575	2,115,841
IPG Photonics Corp.*	5,338	611,682
Itron, Inc.*	16,702	1,497,000
Kimball Electronics, Inc.*	29,371	695,799
Knowles Corp.*	12,261	314,863
Littelfuse, Inc.(a)	6,306	2,139,941
Methode Electronics, Inc.	84,820	468,206
Mirion Technologies, Inc.*(a)	303,101	5,634,648
M-Tron Industries, Inc.*	200	13,370
Napco Security Technologies, Inc.	4,098	161,420
nLight, Inc.*	58,468	3,333,845
Novanta, Inc.*(a)	4,519	533,739
OSI Systems, Inc.*(a)	17,482	4,641,646
Ouster, Inc.*	1,448	26,600
PC Connection, Inc.	8,952	523,334
Plexus Corp.*	3,562	721,448
Powerfleet, Inc.*	14,180	43,674
Ralliant Corp.	695	28,905
Richardson Electronics Ltd.	1,900	20,805
Rogers Corp.*	2,489	267,144
Sanmina Corp.*(a)	11,179	1,449,246
ScanSource, Inc.*	32,158	1,167,335
TD SYNNEX Corp.	1,989	335,564
TTM Technologies, Inc.*	31,390	3,058,014
Vishay Intertechnology, Inc.	73,582	1,324,476
Vishay Precision Group, Inc.*	2,061	89,489
Vontier Corp.(a)	93,661	3,322,156
Zebra Technologies Corp. (Class A Stock)*	302	63,142
		66,375,296
Energy Equipment & Services — 2.9%
Archrock, Inc.	101,691	3,538,847
Atlas Energy Solutions, Inc.	5,560	72,947
Borr Drilling Ltd. (Mexico)	9,342	53,903
Bristow Group, Inc.	41,359	1,939,323
Cactus, Inc. (Class A Stock)	76,733	3,634,842
Core Laboratories, Inc.	24,188	406,116
DMC Global, Inc.*	3,810	19,850
Energy Services of America Corp.	1,160	15,231
Expro Group Holdings NV*	86,846	1,511,989
Forum Energy Technologies, Inc.*	1,680	98,549
Geospace Technologies Corp.*	2,199	26,828
Helix Energy Solutions Group, Inc.*	261,802	2,589,222
Helmerich & Payne, Inc.	11,089	399,537
Innovex International, Inc.*	91,582	2,233,685
Kodiak Gas Services, Inc.	5,743	334,932
Liberty Energy, Inc.	18,838	542,534
Mammoth Energy Services, Inc.*	5,570	13,646
Nabors Industries Ltd.*	1,165	100,260
National Energy Services Reunited Corp.*	64,330	1,381,165
Natural Gas Services Group, Inc.	1,756	66,271
Noble Corp. PLC(a)	34,385	1,687,272
NOV, Inc.	114,754	2,158,523
Oceaneering International, Inc.*(a)	66,970	2,375,426
Oil States International, Inc.*	82,165	956,401

A8

AST SMALL-CAP EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Energy Equipment & Services (cont’d.)
Patterson-UTI Energy, Inc.	31,094	$336,748
ProFrac Holding Corp. (Class A Stock)*	133,860	829,932
ProPetro Holding Corp.*	74,783	1,077,623
Ranger Energy Services, Inc. (Class A Stock)	2,720	46,621
RPC, Inc.(a)	150,973	1,068,889
SEACOR Marine Holdings, Inc.*(a)	4,611	33,015
Seadrill Ltd. (Norway)*	6,596	300,118
Select Water Solutions, Inc.	71,636	1,096,031
Solaris Energy Infrastructure, Inc.	60,560	3,422,246
TechnipFMC PLC (United Kingdom)	34,039	2,353,116
TETRA Technologies, Inc.*	18,765	159,878
Tidewater, Inc.*(a)	98,806	8,255,241
Transocean Ltd.*(a)	353,595	2,344,335
Valaris Ltd.*	16,156	1,583,934
Weatherford International PLC	45,803	4,332,048
		53,397,074
Entertainment — 0.2%
Atlanta Braves Holdings, Inc. (Class A Stock)*	1,353	63,794
Atlanta Braves Holdings, Inc. (Class C Stock)*	6,252	266,960
Cinemark Holdings, Inc.	14,582	415,879
Gaia, Inc.*	2,680	7,424
IMAX Corp.*(a)	51,367	1,952,460
Madison Square Garden Entertainment Corp.*	5,159	303,917
Marcus Corp. (The)	3,142	53,948
Playstudios, Inc.*	6,110	2,867
Reservoir Media, Inc.*	3,490	34,167
Sphere Entertainment Co.*(a)	3,955	464,317
Vivid Seats, Inc. (Class A Stock)*(a)	883	5,218
		3,570,951
Financial Services — 2.1%
Acacia Research Corp.*	10,610	51,034
Alerus Financial Corp.	3,800	90,098
Cantaloupe, Inc.*	5,580	60,320
Cass Information Systems, Inc.	9,494	417,926
Enact Holdings, Inc.	42,749	1,744,587
Equitable Holdings, Inc.	12,928	479,758
Essent Group Ltd.	73,492	4,294,872
Euronet Worldwide, Inc.*(a)	44,572	2,958,244
EVERTEC, Inc. (Puerto Rico)	53,078	1,497,861
Federal Agricultural Mortgage Corp. (Class C Stock)(a)	19,299	2,863,007
Flywire Corp.*	13,501	157,152
International Money Express, Inc.*	31,700	500,860
Jack Henry & Associates, Inc.	1,741	275,148
Jackson Financial, Inc. (Class A Stock)	8,159	862,569
loanDepot, Inc. (Class A Stock)*	6,480	9,202
Marqeta, Inc. (Class A Stock)*	55,231	225,342
Merchants Bancorp	38,709	1,661,003
MGIC Investment Corp.	41,236	1,082,445
NCR Atleos Corp.*	38,928	1,696,482
NMI Holdings, Inc.*	44,965	1,686,637
Onity Group, Inc.*	1,388	54,507
	Shares	Value
Common Stocks (continued)
Financial Services (cont’d.)
Paymentus Holdings, Inc. (Class A Stock)*	148,670	$3,776,218
Payoneer Global, Inc.*	42,965	207,521
Paysafe Ltd.*	6,830	46,512
Paysign, Inc.*	6,810	40,179
PennyMac Financial Services, Inc.	30,696	2,682,830
Priority Technology Holdings, Inc.*	1,760	8,307
Radian Group, Inc.	50,509	1,670,838
Remitly Global, Inc.*	19,641	307,774
Repay Holdings Corp.*	10,498	27,295
Security National Financial Corp. (Class A Stock)*	2,331	22,098
Sezzle, Inc.*	2,288	144,807
TFS Financial Corp.	19,160	269,198
Velocity Financial, Inc.*	2,078	37,591
Voya Financial, Inc.(a)	23,960	1,636,947
Walker & Dunlop, Inc.	16,031	711,456
Waterstone Financial, Inc.	3,361	60,599
Western Union Co. (The)(a)	39,409	344,041
WEX, Inc.*(a)	27,471	4,204,162
		38,867,427
Food Products — 0.8%
Alico, Inc.	1,412	58,259
B&G Foods, Inc.(a)	118,910	571,957
Calavo Growers, Inc.	43,037	1,109,924
Cal-Maine Foods, Inc.	6,218	492,155
Campbell’s Co. (The)(a)	31,424	699,812
Conagra Brands, Inc.	25,338	398,313
Darling Ingredients, Inc.*	17,324	1,071,489
Dole PLC	7,170	102,459
Flowers Foods, Inc.	135,357	1,103,160
Fresh Del Monte Produce, Inc.	6,523	262,616
Freshpet, Inc.*	5,452	321,450
Hain Celestial Group, Inc. (The)*	12,250	8,548
Hormel Foods Corp.	7,161	162,197
Ingredion, Inc.	7,562	851,935
J & J Snack Foods Corp.	2,511	199,047
J.M. Smucker Co. (The)	3,872	373,416
John B. Sanfilippo & Son, Inc.	13,211	1,048,029
Lamb Weston Holdings, Inc.(a)	41,262	1,743,732
Lifeway Foods, Inc.*	545	10,540
Limoneira Co.	3,208	43,051
Mama’s Creations, Inc.*	5,420	83,143
Marzetti Company (The)	3,464	479,175
Mission Produce, Inc.*	7,520	103,475
Pilgrim’s Pride Corp.	8,186	309,103
Post Holdings, Inc.*(a)	6,535	646,050
Seaboard Corp.	105	593,672
Seneca Foods Corp. (Class A Stock)*	543	82,058
Simply Good Foods Co. (The)*	90,876	1,304,071
Tootsie Roll Industries, Inc.	5,951	254,227
TreeHouse Foods, Inc.^	5,689	10,980
Utz Brands, Inc.	10,700	84,744
Vital Farms, Inc.*	6,346	89,606
		14,672,393

A9

AST SMALL-CAP EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Gas Utilities — 0.6%
Chesapeake Utilities Corp.	2,968	$375,066
MDU Resources Group, Inc.	24,574	509,174
National Fuel Gas Co.(a)	10,407	977,842
New Jersey Resources Corp.	37,161	2,040,882
Northwest Natural Holding Co.	33,618	1,789,150
ONE Gas, Inc.	19,509	1,680,310
RGC Resources, Inc.	1,820	40,131
Southwest Gas Holdings, Inc.	8,538	741,952
Spire, Inc.	22,369	2,025,289
UGI Corp.	21,623	787,510
		10,967,306
Ground Transportation — 0.8%
ArcBest Corp.	2,591	254,851
Avis Budget Group, Inc.*(a)	1,781	259,759
Covenant Logistics Group, Inc.	3,352	91,007
FTAI Infrastructure, Inc.(a)	8,453	41,758
Heartland Express, Inc.	10,662	110,885
Knight-Swift Transportation Holdings, Inc.(a)	68,279	3,931,505
Landstar System, Inc.	23,984	3,844,875
Lyft, Inc. (Class A Stock)*	39,021	518,979
Marten Transport Ltd.	12,446	163,416
PAMT Corp.*	4,660	39,377
RXO, Inc.*	11,427	167,063
Ryder System, Inc.	4,156	850,775
Saia, Inc.*	11,437	4,017,589
Schneider National, Inc. (Class B Stock)(a)	36,389	959,214
U-Haul Holding Co.*	988	47,207
U-Haul Holding Co. (Non-Voting Shares)	3,691	164,877
Universal Logistics Holdings, Inc.(a)	3,910	82,657
Werner Enterprises, Inc.	8,499	249,955
		15,795,749
Health Care Equipment & Supplies — 1.9%
Accuray, Inc.*	15,880	6,163
Acme United Corp.	640	28,742
Align Technology, Inc.*	3,717	637,205
AngioDynamics, Inc.*	6,895	78,396
Artivion, Inc.*	5,818	213,055
AtriCure, Inc.*	6,431	183,476
Avanos Medical, Inc.*	5,133	71,913
Axogen, Inc.*	133,449	4,421,165
Baxter International, Inc.	20,454	343,627
Bioventus, Inc. (Class A Stock)*	7,360	67,197
Ceribell, Inc.*	156,600	2,870,478
CONMED Corp.	37,347	1,320,590
CVRx, Inc.*	1,050	9,933
DENTSPLY SIRONA, Inc.	21,030	243,948
Electromed, Inc.*	1,330	31,135
Embecta Corp.	7,140	63,118
Enovis Corp.*	6,984	158,886
Envista Holdings Corp.*	19,717	500,220
FONAR Corp.*	685	12,714
Glaukos Corp.*	22,849	2,459,923
Globus Medical, Inc. (Class A Stock)*	5,514	475,086
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
Haemonetics Corp.*	47,348	$2,668,533
ICU Medical, Inc.*	2,473	319,388
Inmode Ltd.*	72,600	993,168
Inogen, Inc.*	4,940	30,529
Inspire Medical Systems, Inc.*	2,913	150,253
Integer Holdings Corp.*	4,618	406,384
Integra LifeSciences Holdings Corp.*	7,979	75,162
iRadimed Corp.	1,596	153,631
IRhythm Holdings, Inc.*(a)	19,900	2,348,598
Kewaunee Scientific Corp.*	340	11,652
Lantheus Holdings, Inc.*(a)	54,572	4,139,286
LeMaitre Vascular, Inc.	13,823	1,509,057
LENSAR, Inc.*	1,409	8,398
LivaNova PLC*	28,096	1,785,782
Masimo Corp.*	803	142,830
Merit Medical Systems, Inc.*	7,341	506,015
MiniMed Group, Inc.*(a)	51,298	765,366
Neogen Corp.*	19,160	177,996
Novocure Ltd.*	4,624	50,402
Omnicell, Inc.*	53,726	1,793,374
OraSure Technologies, Inc.*	6,831	20,493
Orthofix Medical, Inc.*	5,030	57,694
OrthoPediatrics Corp.*	3,459	54,894
Penumbra, Inc.*(a)	2,338	767,729
Pro-Dex, Inc.*	550	27,016
Pulmonx Corp.*	5,610	7,237
QuidelOrtho Corp.*	5,762	94,670
RxSight, Inc.*	4,820	29,691
Sensus Healthcare, Inc.*	1,770	7,045
Shoulder Innovations, Inc.*	73,215	1,063,814
SI-BONE, Inc.*	4,970	62,771
Sight Sciences, Inc.*	4,080	15,382
Solventum Corp.*	1,635	106,766
STAAR Surgical Co.*	5,913	110,573
Tactile Systems Technology, Inc.*	2,723	71,152
Teleflex, Inc.	3,646	436,098
TransMedics Group, Inc.*(a)	3,636	361,455
Treace Medical Concepts, Inc.*	3,630	4,864
UFP Technologies, Inc.*	996	192,826
Utah Medical Products, Inc.	8,497	526,729
Varex Imaging Corp.*	5,575	59,151
		36,310,824
Health Care Providers & Services — 2.6%
Acadia Healthcare Co., Inc.*(a)	48,088	1,124,778
Accendra Health, Inc.*	1,547	3,527
AdaptHealth Corp.*	15,040	178,976
Addus HomeCare Corp.*(a)	98,387	9,213,943
AMN Healthcare Services, Inc.*	64,768	1,187,845
Ardent Health, Inc.*	48,500	415,160
Astrana Health, Inc.*	42,515	1,042,468
Aveanna Healthcare Holdings, Inc.*	227,111	1,462,595
BrightSpring Health Services, Inc.*	9,538	406,414
Brookdale Senior Living, Inc.*	28,841	394,545
Castle Biosciences, Inc.*	4,003	98,274
Chemed Corp.	1,366	515,993
Clover Health Investments Corp.*	4,053	7,133
Community Health Systems, Inc.*	12,028	35,362

A10

AST SMALL-CAP EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Concentra Group Holdings Parent, Inc.	59,076	$1,267,180
CorVel Corp.*	6,761	369,489
DaVita, Inc.*	5,934	911,996
DocGo, Inc.*	3,530	2,221
Encompass Health Corp.	5,911	571,771
Enhabit, Inc.*	7,300	102,857
Ensign Group, Inc. (The)	5,774	1,163,461
Fulgent Genetics, Inc.*	4,162	66,176
GeneDx Holdings Corp.*	1,289	82,780
Guardant Health, Inc.*	54,017	4,989,550
Guardian Pharmacy Services, Inc. (Class A Stock)*(a)	320,023	12,052,066
HealthEquity, Inc.*	10,199	852,330
Henry Schein, Inc.*	13,779	1,015,512
InfuSystem Holdings, Inc.*	3,040	28,059
Innovage Holding Corp.*	1,349	10,819
Joint Corp. (The)*	429	3,797
LifeStance Health Group, Inc.*	33,203	211,503
Molina Healthcare, Inc.*	12,112	1,614,530
National HealthCare Corp.	2,152	343,674
National Research Corp.	21,260	360,995
NeoGenomics, Inc.*	14,265	105,846
Option Care Health, Inc.*	103,306	2,780,997
PACS Group, Inc.*	5,404	173,576
Pediatrix Medical Group, Inc.*	11,911	254,776
Pennant Group, Inc. (The)*	4,697	143,165
Privia Health Group, Inc.*	14,774	303,901
Progyny, Inc.*	10,061	170,836
RadNet, Inc.*	9,798	547,610
Select Medical Holdings Corp.	17,175	279,781
Sonida Senior Living, Inc.*	2,395	77,239
Strata Critical Medical, Inc.*	8,840	36,951
Surgery Partners, Inc.*	15,691	187,037
Talkspace, Inc.*	22,130	114,523
U.S. Physical Therapy, Inc.	2,282	171,059
Universal Health Services, Inc. (Class B Stock)	746	133,512
		47,588,588
Health Care REITs — 0.0%
Chiron Real Estate, Inc.(a)	19,220	635,798
Health Care Technology — 0.1%
Certara, Inc.*	20,876	118,993
Definitive Healthcare Corp.*	12,020	14,785
Doximity, Inc. (Class A Stock)*	8,519	198,493
Evolent Health, Inc. (Class A Stock)*	11,707	26,692
GoodRx Holdings, Inc. (Class A Stock)*	12,470	24,441
Health Catalyst, Inc.*	9,980	12,675
HealthStream, Inc.	4,474	92,656
OptimizeRx Corp.*	3,400	21,352
Phreesia, Inc.*	1,120	9,386
Schrodinger, Inc.*	5,180	58,845
Simulations Plus, Inc.*	2,748	32,481
Teladoc Health, Inc.*	21,402	116,641
TruBridge, Inc.*	2,330	34,111
Waystar Holding Corp.*(a)	13,695	330,186
		1,091,737
	Shares	Value
Common Stocks (continued)
Hotel & Resort REITs — 0.2%
DiamondRock Hospitality Co.	67,200	$629,664
Park Hotels & Resorts, Inc.(a)	123,800	1,303,614
Pebblebrook Hotel Trust(a)	83,100	1,049,553
		2,982,831
Hotels, Restaurants & Leisure — 3.1%
Accel Entertainment, Inc.*	104,410	1,139,113
Aramark	22,091	895,569
Biglari Holdings, Inc. (Class A Stock)*	20	34,854
Biglari Holdings, Inc. (Class B Stock)*	288	94,922
BJ’s Restaurants, Inc.*	3,152	110,635
Bloomin’ Brands, Inc.	10,475	56,565
Boyd Gaming Corp.	34,510	2,836,032
Brightstar Lottery PLC(a)	104,500	1,331,330
Brinker International, Inc.*	17,978	2,566,719
Caesars Entertainment, Inc.*(a)	17,882	472,621
Cava Group, Inc.*(a)	34,621	2,800,839
Cheesecake Factory, Inc. (The)	7,056	386,316
Choice Hotels International, Inc.(a)	5,521	571,424
Churchill Downs, Inc.	34,174	3,069,850
Cracker Barrel Old Country Store, Inc.(a)	2,711	76,206
Dave & Buster’s Entertainment, Inc.*	4,101	44,414
Dine Brands Global, Inc.	2,320	60,877
Dutch Bros, Inc. (Class A Stock)*(a)	9,687	490,743
El Pollo Loco Holdings, Inc.*	54,236	751,711
First Watch Restaurant Group, Inc.*	8,040	84,259
Full House Resorts, Inc.*	4,770	10,733
Genius Sports Ltd. (United Kingdom)*(a)	512,600	2,270,818
Global Business Travel Group, Inc.*	13,662	76,234
Golden Entertainment, Inc.	2,450	65,391
Hilton Grand Vacations, Inc.*	39,054	1,527,793
Inspired Entertainment, Inc.*	4,080	29,090
Krispy Kreme, Inc.	17,429	59,084
Kura Sushi USA, Inc. (Class A Stock)*	1,535	107,128
Life Time Group Holdings, Inc.*	20,636	555,934
Lindblad Expeditions Holdings, Inc.*	7,400	128,020
Lucky Strike Entertainment Corp.(a)	4,210	35,027
Marriott Vacations Worldwide Corp.(a)	23,937	1,558,778
Monarch Casino & Resort, Inc.	3,800	363,280
Nathan’s Famous, Inc.	7,180	723,241
Norwegian Cruise Line Holdings Ltd.*(a)	32,626	610,106
Papa John’s International, Inc.	4,189	135,766
Penn Entertainment, Inc.*	12,812	192,564
Planet Fitness, Inc. (Class A Stock)*	47,140	3,506,273
Portillo’s, Inc. (Class A Stock)*	69,570	368,025
Pursuit Attractions & Hospitality, Inc.*(a)	189,650	6,946,880
Red Rock Resorts, Inc. (Class A Stock)	5,531	295,134
Rush Street Interactive, Inc.*	106,751	2,321,834
Sabre Corp.*	37,089	53,779
Shake Shack, Inc. (Class A Stock)*	4,890	432,618
Sweetgreen, Inc. (Class A Stock)*	11,839	61,444
Target Hospitality Corp.*	3,640	33,779
Texas Roadhouse, Inc.	3,766	621,917
Travel + Leisure Co.(a)	60,799	4,206,683

A11

AST SMALL-CAP EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
United Parks & Resorts, Inc.*	25,229	$823,979
Vail Resorts, Inc.(a)	14,009	1,797,635
Wendy’s Co. (The)(a)	190,456	1,323,669
Wingstop, Inc.(a)	16,647	2,579,786
Wyndham Hotels & Resorts, Inc.(a)	74,010	6,011,832
Wynn Resorts Ltd.(a)	6,681	678,456
		58,387,709
Household Durables — 0.9%
Bassett Furniture Industries, Inc.	2,380	33,677
Beazer Homes USA, Inc.*	2,413	46,426
Cavco Industries, Inc.*	4,423	2,142,015
Century Communities, Inc.	9,108	522,617
Champion Homes, Inc.*	6,966	518,061
Cricut, Inc. (Class A Stock)	2,990	11,183
Dream Finders Homes, Inc. (Class A Stock)*	4,400	61,248
Ethan Allen Interiors, Inc.	3,854	85,790
Flexsteel Industries, Inc.	638	28,672
Green Brick Partners, Inc.*(a)	31,255	2,014,385
Hamilton Beach Brands Holding Co. (Class A Stock)	2,460	46,617
Helen of Troy Ltd.*(a)	42,932	619,079
Hooker Furnishings Corp.	2,690	34,647
Installed Building Products, Inc.(a)	7,919	2,099,723
KB Home	5,596	289,593
La-Z-Boy, Inc.	5,902	189,690
Legacy Housing Corp.*	18,670	381,428
Leggett & Platt, Inc.	75,327	744,231
LGI Homes, Inc.*	2,988	118,116
Lifetime Brands, Inc.	4,000	22,960
Lovesac Co. (The)*	1,958	28,920
M/I Homes, Inc.*	3,000	367,350
Mohawk Industries, Inc.*	7,009	690,106
Newell Brands, Inc.	48,911	167,765
Sonos, Inc.*	15,338	205,529
Taylor Morrison Home Corp.*	49,474	2,881,366
Toll Brothers, Inc.	2,250	307,057
TopBuild Corp.*(a)	1,748	614,072
Traeger, Inc.*	107	3,103
Tri Pointe Homes, Inc.*	19,134	894,132
Universal Electronics, Inc.*	2,730	11,248
Whirlpool Corp.(a)	5,935	320,015
		16,500,821
Household Products — 0.2%
Central Garden & Pet Co.*	13,416	493,307
Central Garden & Pet Co. (Class A Stock)*	7,479	242,469
Clorox Co. (The)	984	101,972
Energizer Holdings, Inc.(a)	37,215	611,070
Oil-Dri Corp. of America	1,592	103,623
Reynolds Consumer Products, Inc.	75,547	1,600,086
WD-40 Co.	1,781	363,217
		3,515,744
	Shares	Value
Common Stocks (continued)
Independent Power & Renewable Electricity Producers — 0.2%
AES Corp. (The)	56,759	$799,734
Clearway Energy, Inc. (Class A Stock)	3,916	153,390
Clearway Energy, Inc. (Class C Stock)	9,354	367,519
Hallador Energy Co.*	5,750	93,610
Montauk Renewables, Inc.*	17,490	20,113
Ormat Technologies, Inc.(a)	21,223	2,375,278
		3,809,644
Industrial REITs — 0.1%
First Industrial Realty Trust, Inc.	32,688	1,891,001
Insurance — 2.5%
American Coastal Insurance Corp.	3,610	40,613
American Financial Group, Inc.	1,423	181,731
AMERISAFE, Inc.	2,841	94,691
Assurant, Inc.	2,394	521,437
Assured Guaranty Ltd.	52,274	4,259,286
Axis Capital Holdings Ltd.	44,365	4,499,055
Baldwin Insurance Group, Inc. (The)*(a)	52,741	1,157,138
Brighthouse Financial, Inc.*	7,655	458,381
Citizens, Inc.*	2,590	13,028
CNO Financial Group, Inc.	44,332	1,820,272
Crawford & Co. (Class A Stock)	5,840	58,225
Donegal Group, Inc. (Class A Stock)	5,030	86,415
eHealth, Inc.*	5,050	6,515
Employers Holdings, Inc.	17,679	727,314
F&G Annuities & Life, Inc.	36,320	919,622
Fidelis Insurance Holdings Ltd. (United Kingdom)	7,836	149,746
First American Financial Corp.	69,095	4,165,738
Genworth Financial, Inc.*	53,411	433,697
Globe Life, Inc.	6,042	840,865
Goosehead Insurance, Inc. (Class A Stock)*	3,011	128,449
Greenlight Capital Re Ltd. (Class A Stock)*	5,895	101,925
Hagerty, Inc. (Class A Stock)*	3,950	41,594
Hamilton Insurance Group Ltd. (Bermuda) (Class B Stock)	42,095	1,255,694
Hanover Insurance Group, Inc. (The)	9,720	1,684,962
HCI Group, Inc.	1,542	238,409
Heritage Insurance Holdings, Inc.*	4,189	109,961
Hippo Holdings, Inc.*	1,480	38,569
Horace Mann Educators Corp.	30,219	1,289,747
Investors Title Co.	286	62,159
James River Group Holdings, Inc.	7,070	44,541
Kemper Corp.	50,817	1,552,968
Kingstone Cos., Inc.	2,670	38,902
Kinsale Capital Group, Inc.(a)	1,500	512,490
Lincoln National Corp.	41,197	1,462,493
Mercury General Corp.	6,922	610,174
Neptune Insurance Holdings, Inc. (Class A Stock)*	203,087	4,912,675
NI Holdings, Inc.*	1,170	15,081
Octave Specialty Group, Inc.*	4,835	22,483
Old Republic International Corp.	23,537	939,126
Oscar Health, Inc. (Class A Stock)*	24,441	280,338

A12

AST SMALL-CAP EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Palomar Holdings, Inc.*	3,441	$411,200
Primerica, Inc.(a)	3,386	848,125
ProAssurance Corp.*	7,207	178,157
RLI Corp.(a)	11,587	660,922
Root, Inc. (Class A Stock)*	731	32,288
Safety Insurance Group, Inc.	57,157	4,151,884
Selective Insurance Group, Inc.	8,062	607,794
Selectquote, Inc.*	10,340	6,509
SiriusPoint Ltd.*	16,503	355,475
Skyward Specialty Insurance Group, Inc.*	3,940	172,099
Stewart Information Services Corp.	17,064	1,050,801
Tiptree, Inc.	5,878	99,456
Trupanion, Inc.*	5,166	132,301
TWFG, Inc.*	483	8,882
United Fire Group, Inc.	3,540	131,192
Universal Insurance Holdings, Inc.	3,902	133,292
Unum Group	380	27,751
White Mountains Insurance Group Ltd.(a)	931	2,045,370
		46,830,007
Interactive Media & Services — 0.3%
Bumble, Inc. (Class A Stock)*	13,600	44,336
Cargurus, Inc.*	119,749	4,077,453
Cars.com, Inc.*	6,367	51,700
EverQuote, Inc. (Class A Stock)*	4,093	63,114
fuboTV, Inc. (Class A Stock)*	526	4,977
Getty Images Holdings, Inc.*(a)	12,550	9,957
Grindr, Inc. (Singapore)*	5,140	62,143
Match Group, Inc.	26,277	806,967
MediaAlpha, Inc. (Class A Stock)*	2,645	24,598
Nextdoor Holdings, Inc.*	25,550	35,770
Pinterest, Inc. (Class A Stock)*	4,687	85,959
QuinStreet, Inc.*	6,788	81,524
Shutterstock, Inc.	5,110	84,877
Snap, Inc. (Class A Stock)*	42,413	195,100
Travelzoo*	1,790	10,597
TripAdvisor, Inc.*	14,640	156,062
Yelp, Inc.*	8,543	211,354
Ziff Davis, Inc.*	5,147	215,968
ZoomInfo Technologies, Inc.*	38,513	230,308
		6,452,764
IT Services — 0.6%
Amdocs Ltd.(a)	28,561	1,863,891
ASGN, Inc.*	63,128	2,443,685
CSP, Inc.	1,550	13,408
DigitalOcean Holdings, Inc.*(a)	30,046	2,577,346
DXC Technology Co.*	21,707	272,857
EPAM Systems, Inc.*(a)	16,746	2,267,408
Fastly, Inc. (Class A Stock)*	13,421	390,014
Globant SA*	4,233	195,184
Grid Dynamics Holdings, Inc.*	10,362	59,063
Hackett Group, Inc. (The)	4,236	55,110
Information Services Group, Inc.	8,140	31,258
Kyndryl Holdings, Inc.*	27,367	359,055
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Unisys Corp.*	8,012	$16,585
		10,544,864
Leisure Products — 0.5%
Acushnet Holdings Corp.(a)	7,612	711,570
American Outdoor Brands, Inc.*(a)	2,348	21,930
BRP, Inc.	24,270	1,742,829
Brunswick Corp.(a)	23,880	1,737,509
Callaway Golf Co.*	18,607	258,265
Clarus Corp.	4,520	12,294
Escalade, Inc.	3,210	55,116
Funko, Inc. (Class A Stock)*	6,638	20,910
Hasbro, Inc.	9,262	866,923
JAKKS Pacific, Inc.(a)	35,180	700,786
Johnson Outdoors, Inc. (Class A Stock)	1,390	64,649
Latham Group, Inc.*	11,430	61,379
Malibu Boats, Inc. (Class A Stock)*	2,719	70,476
Marine Products Corp.	5,730	41,657
MasterCraft Boat Holdings, Inc.*(a)	2,550	52,301
Mattel, Inc.*	70,847	1,029,407
Polaris, Inc.	16,588	904,046
Smith & Wesson Brands, Inc.	4,216	60,415
Sturm Ruger & Co., Inc.	1,260	50,513
YETI Holdings, Inc.*(a)	30,717	1,123,935
		9,586,910
Life Sciences Tools & Services — 0.9%
10X Genomics, Inc. (Class A Stock)*	5,634	119,610
Avantor, Inc.*	35,725	280,084
Azenta, Inc.*	5,646	119,300
BioLife Solutions, Inc.*	6,581	125,566
Bio-Rad Laboratories, Inc. (Class A Stock)*	1,851	515,966
Bio-Techne Corp.(a)	12,313	643,477
Bruker Corp.	10,129	365,860
Charles River Laboratories International, Inc.*(a)	4,529	781,253
Codexis, Inc.*	8,880	14,474
CryoPort, Inc.*	7,750	64,170
Cytek Biosciences, Inc.*	13,295	58,099
Ginkgo Bioworks Holdings, Inc.*	1,800	11,034
Maravai LifeSciences Holdings, Inc. (Class A Stock)*	12,390	35,064
MaxCyte, Inc.*	12,450	8,746
Mesa Laboratories, Inc.	701	61,982
OmniAb, Inc.*	13,228	20,768
Personalis, Inc.*	5,380	34,271
Quanterix Corp.*	3,992	14,052
Repligen Corp.*	57,593	6,785,607
Revvity, Inc.	3,636	318,550
Seer, Inc.*	5,000	8,400
Sotera Health Co.*	32,395	464,544
Stevanato Group SpA (Italy)(a)	367,400	5,051,750
		15,902,627
Machinery — 4.3%
3D Systems Corp.*	12,210	22,955

A13

AST SMALL-CAP EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Aebi Schmidt Holding AG (Switzerland)	5,524	$53,638
AGCO Corp.	7,176	831,483
Alamo Group, Inc.	1,729	285,233
Albany International Corp. (Class A Stock)	21,530	1,124,081
Allison Transmission Holdings, Inc.	9,974	1,167,556
Astec Industries, Inc.	2,936	158,074
Atmus Filtration Technologies, Inc.	24,615	1,397,394
Blue Bird Corp.*	21,881	1,242,622
CECO Environmental Corp.*	4,591	273,532
Columbus McKinnon Corp.	74,157	1,077,501
Crane Co.	15,523	2,654,433
Donaldson Co., Inc.	7,642	648,577
Douglas Dynamics, Inc.	18,884	794,828
Eastern Co. (The)	1,520	30,765
Energy Recovery, Inc.*	7,339	73,904
Enerpac Tool Group Corp.	7,154	260,906
Enpro, Inc.	2,763	692,546
Esab Corp.	71,422	6,903,651
ESCO Technologies, Inc.	13,342	3,754,039
Federal Signal Corp.(a)	25,796	2,789,579
Flowserve Corp.(a)	42,253	3,106,018
Franklin Electric Co., Inc.	5,970	550,255
FreightCar America, Inc.*	1,140	9,086
Gates Industrial Corp. PLC*(a)	27,442	620,464
Gencor Industries, Inc.*	3,440	51,600
Gorman-Rupp Co. (The)	3,789	235,411
Graham Corp.*	1,495	117,985
Greenbrier Cos., Inc. (The)	29,001	1,526,903
Helios Technologies, Inc.	4,622	299,090
Hillman Solutions Corp.*	21,729	180,785
Hurco Cos., Inc.*	1,450	21,330
Hyster-Yale, Inc.	1,889	61,411
ITT, Inc.(a)	45,700	8,707,221
JBT Marel Corp.	66,660	8,523,814
Kadant, Inc.(a)	1,412	412,798
Kennametal, Inc.	10,725	387,494
L.B. Foster Co. (Class A Stock)*	13,624	380,110
Lincoln Electric Holdings, Inc.	283	70,490
Lindsay Corp.	9,230	1,099,016
Luxfer Holdings PLC (United Kingdom)	3,660	44,579
Manitowoc Co., Inc. (The)*	3,307	38,527
Mayville Engineering Co., Inc.*	2,270	40,746
Middleby Corp. (The)*	5,647	748,679
Miller Industries, Inc.(a)	16,807	765,559
Mueller Industries, Inc.	9,048	1,002,518
Mueller Water Products, Inc. (Class A Stock)	20,396	560,686
NN, Inc.*	8,590	12,456
Omega Flex, Inc.	1,307	40,569
Oshkosh Corp.	7,403	1,089,796
Park-Ohio Holdings Corp.	2,910	69,956
Perma-Pipe International Holdings, Inc.*	1,767	52,674
Proto Labs, Inc.*	3,279	186,969
RBC Bearings, Inc.*	16,550	8,988,636
SPX Technologies, Inc.*(a)	20,876	4,173,947
Standex International Corp.	1,668	425,106
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Stanley Black & Decker, Inc.	1,848	$131,319
Tennant Co.	15,318	1,017,115
Terex Corp.	48,805	2,884,375
Timken Co. (The)	21,750	2,187,397
Titan International, Inc.*	7,535	52,067
Toro Co. (The)	7,744	723,599
Trinity Industries, Inc.	11,128	358,099
Twin Disc, Inc.	2,870	43,251
Wabash National Corp.	4,794	41,324
Watts Water Technologies, Inc. (Class A Stock)	3,255	944,894
Worthington Enterprises, Inc.	6,842	356,742
		79,580,163
Marine Transportation — 0.3%
Costamare Bulkers Holdings Ltd. (Monaco)*	3,460	53,526
Costamare, Inc. (Monaco)	14,902	251,844
Genco Shipping & Trading Ltd.	5,724	129,076
Kirby Corp.*	6,448	856,810
Matson, Inc.	30,166	4,945,414
Pangaea Logistics Solutions Ltd.	6,150	43,542
		6,280,212
Media — 0.7%
Advantage Solutions, Inc.*	983	20,781
AMC Networks, Inc. (Class A Stock)*	4,850	32,932
Boston Omaha Corp. (Class A Stock)*	5,310	62,021
Cable One, Inc.	560	51,078
DoubleVerify Holdings, Inc.*	18,930	179,835
Emerald Holding, Inc.(a)	80,978	365,211
Entravision Communications Corp. (Class A Stock)	15,860	47,104
Gambling.com Group Ltd. (Malta)*	4,420	17,150
Gray Media, Inc.	13,058	56,672
Ibotta, Inc. (Class A Stock)*	16,000	479,520
John Wiley & Sons, Inc. (Class A Stock)	6,209	236,563
Liberty Broadband Corp. (Class A Stock)*	1,329	66,742
Liberty Broadband Corp. (Class C Stock)*	8,521	428,606
Magnite, Inc.*(a)	317,901	3,776,664
National CineMedia, Inc.	222,717	679,287
New York Times Co. (The) (Class A Stock)	12,762	1,068,562
Nexstar Media Group, Inc.	3,598	650,626
Paramount Skydance Corp. (Class B Stock)(a)	1,816	16,380
PubMatic, Inc. (Class A Stock)*	4,448	36,385
Saga Communications, Inc. (Class A Stock)	970	11,349
Scholastic Corp.(a)	3,590	140,225
Sinclair, Inc.	6,580	85,145
Sirius XM Holdings, Inc.	9,403	217,021
Stagwell, Inc.*(a)	504,566	3,173,720
Thryv Holdings, Inc.*	5,250	14,385
USA TODAY Co., Inc.*	20,063	141,444

A14

AST SMALL-CAP EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Media (cont’d.)
WPP PLC (United Kingdom), ADR(a)	78,400	$1,219,120
		13,274,528
Metals & Mining — 1.1%
Almonty Industries, Inc. (Canada)*	126,043	1,825,103
Alpha Metallurgical Resources, Inc.*	1,369	281,015
Caledonia Mining Corp. PLC (South Africa)	1,900	42,921
Century Aluminum Co.*	13,355	783,805
Cleveland-Cliffs, Inc.*	58,461	493,995
Coeur Mining, Inc.*	59,407	1,115,069
Commercial Metals Co.(a)	57,128	3,509,373
Compass Minerals International, Inc.*	4,616	107,784
Dakota Gold Corp.*	8,380	42,319
Friedman Industries, Inc.	1,970	34,908
Hecla Mining Co.(a)	85,811	1,598,659
Idaho Strategic Resources, Inc.*	930	29,872
Ivanhoe Electric, Inc.*	4,218	49,857
Kaiser Aluminum Corp.	12,980	1,564,220
Materion Corp.	2,876	416,013
McEwen, Inc. (Canada)*	5,250	107,205
Metallus, Inc.*	4,961	81,063
MP Materials Corp.*(a)	42,971	2,073,780
Nexa Resources SA (Brazil)(a)	7,220	76,460
OR Royalties, Inc. (Canada)(a)	35,127	1,335,528
Pan American Silver Corp. (Canada)	46,468	2,538,547
Ramaco Resources, Inc. (Class A Stock)*	6,170	95,388
Ramaco Resources, Inc. (Class B Stock)	156	1,591
Ryerson Holding Corp.	7,426	166,936
SunCoke Energy, Inc.	12,854	83,680
Tredegar Corp.*	5,702	45,331
United States Antimony Corp.*(a)	110,704	966,446
Warrior Met Coal, Inc.	3,305	307,861
Worthington Steel, Inc.	3,187	96,725
		19,871,454
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Apollo Commercial Real Estate Finance, Inc.(a)	65,100	687,456
Ares Commercial Real Estate Corp.(a)	135,000	648,000
BrightSpire Capital, Inc.(a)	142,100	795,760
Claros Mortgage Trust, Inc.*	184,200	438,396
Granite Point Mortgage Trust, Inc.	156,379	226,749
PennyMac Mortgage Investment Trust	135,095	1,575,208
Redwood Trust, Inc.	234,998	1,318,339
Seven Hills Realty Trust	18,900	155,358
		5,845,266
Multi-Utilities — 0.3%
Avista Corp.	45,782	1,837,689
Black Hills Corp.(a)	29,598	2,054,397
Northwestern Energy Group, Inc.	17,401	1,147,422
Unitil Corp.	15,498	809,616
		5,849,124
	Shares	Value
Common Stocks (continued)
Office REITs — 0.2%
Cousins Properties, Inc.	70,058	$1,581,209
Douglas Emmett, Inc.(a)	94,100	886,422
Empire State Realty Trust, Inc. (Class A Stock)(a)	109,700	570,440
Vornado Realty Trust(a)	48,300	1,255,317
		4,293,388
Oil, Gas & Consumable Fuels — 4.4%
Amplify Energy Corp.*	8,000	49,920
Antero Midstream Corp.	55,416	1,263,485
Antero Resources Corp.*	19,375	822,275
APA Corp.(a)	18,733	795,029
Ardmore Shipping Corp. (Ireland)	4,699	71,660
Baytex Energy Corp. (Canada)	305,589	1,365,983
BKV Corp. (Thailand)*	2,712	77,346
California Resources Corp.(a)	27,752	1,920,993
Cameco Corp. (Canada)(a)	33,431	3,630,941
Centrus Energy Corp. (Class A Stock)*(a)	2,399	416,442
Chord Energy Corp.	15,261	2,169,809
Clean Energy Fuels Corp.*	32,133	79,690
CNX Resources Corp.*	17,031	656,545
Comstock Resources, Inc.*(a)	31,463	663,240
Core Natural Resources, Inc.	2,520	263,920
Crescent Energy Co. (Class A Stock)	152,139	2,053,876
CVR Energy, Inc.*	36,953	1,243,468
Delek US Holdings, Inc.	22,100	996,047
DHT Holdings, Inc.	21,913	400,351
Dorian LPG Ltd.	6,349	217,136
DT Midstream, Inc.(a)	7,200	969,624
Encore Energy Corp. (Canada)*	6,920	12,456
Epsilon Energy Ltd.	3,100	19,096
Evolution Petroleum Corp.	7,920	36,274
Excelerate Energy, Inc. (Class A Stock)	174,890	5,844,824
FutureFuel Corp.	8,200	31,570
Granite Ridge Resources, Inc.	10,500	61,635
Green Plains, Inc.*	7,680	126,336
Gulfport Energy Corp.*	1,297	274,406
HF Sinclair Corp.	18,074	1,127,637
HighPeak Energy, Inc.(a)	2,890	19,941
International Seaways, Inc.	6,659	485,308
Kinetik Holdings, Inc.(a)	31,786	1,538,760
Kosmos Energy Ltd. (Ghana)*	905,794	2,518,107
Magnolia Oil & Gas Corp. (Class A Stock)	21,495	678,597
Matador Resources Co.(a)	146,550	9,259,029
Murphy Oil Corp.	51,820	2,137,575
NACCO Industries, Inc. (Class A Stock)	1,231	63,975
NextDecade Corp.*(a)	208,400	1,596,344
Nordic American Tankers Ltd.	29,377	172,149
Northern Oil & Gas, Inc.(a)	52,935	1,547,290
Ovintiv, Inc.	6,445	382,575
Par Pacific Holdings, Inc.*	23,428	1,467,530
PBF Energy, Inc. (Class A Stock)	74,617	3,553,262
Peabody Energy Corp.	15,134	498,665
Permian Resources Corp. (Class A Stock)	38,504	820,905
PrimeEnergy Resources Corp.*	170	39,584

A15

AST SMALL-CAP EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Range Resources Corp.	88,249	$3,987,090
REX American Resources Corp.*	28,472	1,297,469
Riley Exploration Permian, Inc.	1,210	44,104
Scorpio Tankers, Inc. (Monaco)	5,599	418,021
SFL Corp. Ltd. (Norway)	19,420	209,542
SM Energy Co.	66,360	2,069,105
South Bow Corp. (Canada)	82,483	2,748,334
Talos Energy, Inc.*	104,380	1,645,029
Teekay Corp. Ltd. (Bermuda)	12,438	151,868
Teekay Tankers Ltd. (Canada) (Class A Stock)	4,151	304,351
Uranium Energy Corp.*(a)	763,080	10,301,580
VAALCO Energy, Inc.	226,090	1,433,411
Viper Energy, Inc. (Class A Stock)(a)	50,941	2,393,718
Vitesse Energy, Inc.(a)	3,530	64,105
World Kinect Corp.(a)	47,497	1,095,756
		82,605,093
Paper & Forest Products — 0.1%
Clearwater Paper Corp.*	3,230	46,447
Louisiana-Pacific Corp.	8,987	653,804
Mercer International, Inc. (Germany)	10,501	14,912
Sylvamo Corp.	19,539	825,327
		1,540,490
Passenger Airlines — 0.1%
Alaska Air Group, Inc.*(a)	15,661	576,011
Allegiant Travel Co.*	2,315	187,608
American Airlines Group, Inc.*	50,077	537,827
Copa Holdings SA (Panama) (Class A Stock)	3,613	410,473
Frontier Group Holdings, Inc.*(a)	15,420	54,433
JetBlue Airways Corp.*	46,033	203,466
SkyWest, Inc.*	5,377	493,770
Sun Country Airlines Holdings, Inc.*	6,860	113,327
		2,576,915
Personal Care Products — 0.3%
BellRing Brands, Inc.*	91,824	1,477,448
Coty, Inc. (Class A Stock)*	83,383	167,600
Edgewell Personal Care Co.(a)	37,473	799,674
elf Beauty, Inc.*	3,906	236,743
Herbalife Ltd.*	33,340	490,765
Honest Co., Inc. (The)*	14,860	43,688
Interparfums, Inc.	18,205	1,653,742
Lifevantage Corp.(a)	2,457	10,614
Nature’s Sunshine Products, Inc.*	2,707	64,941
Niagen Bioscience, Inc.*	3,978	17,543
Olaplex Holdings, Inc.*	18,070	36,682
USANA Health Sciences, Inc.*	2,477	43,273
		5,042,713
Pharmaceuticals — 2.2%
Aclaris Therapeutics, Inc.*	6,720	25,200
Alumis, Inc.*	2,108	46,439
Amneal Pharmaceuticals, Inc.*	38,746	481,613
Amphastar Pharmaceuticals, Inc.*	5,689	111,448
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (cont’d.)
Amylyx Pharmaceuticals, Inc.*	2,560	$35,584
ANI Pharmaceuticals, Inc.*	11,883	913,803
Arvinas, Inc.*	8,501	90,111
Atea Pharmaceuticals, Inc.*	6,270	33,733
Axsome Therapeutics, Inc.*	15,501	2,619,979
Biote Corp. (Class A Stock)*	4,170	5,629
Collegium Pharmaceutical, Inc.*	4,747	156,983
Corcept Therapeutics, Inc.*	13,663	550,756
Crinetics Pharmaceuticals, Inc.*(a)	153,661	5,580,968
Definium Therapeutics, Inc.*(a)	129,992	2,456,849
Edgewise Therapeutics, Inc.*	136,422	4,297,293
Elanco Animal Health, Inc.*(a)	39,381	942,387
Enliven Therapeutics, Inc.*	10,211	400,271
EyePoint, Inc.*	1,530	19,722
Fulcrum Therapeutics, Inc.*	7,529	57,747
Harmony Biosciences Holdings, Inc.*	7,561	211,784
Harrow, Inc.*	2,457	86,634
Indivior Pharmaceuticals, Inc.*(a)	61,794	1,883,481
Innoviva, Inc.*	9,292	216,504
Jazz Pharmaceuticals PLC*	6,889	1,302,365
LENZ Therapeutics, Inc.*	530	4,849
Ligand Pharmaceuticals, Inc.*	2,513	501,720
Ocular Therapeutix, Inc.*	4,390	37,183
Omeros Corp.*	1,796	18,966
Organon & Co.	172,499	1,033,269
Pacira BioSciences, Inc.*	6,312	142,651
Perrigo Co. PLC(a)	17,264	185,415
Phibro Animal Health Corp. (Class A Stock)	3,059	169,193
Pliant Therapeutics, Inc.*	7,400	9,324
Prestige Consumer Healthcare, Inc.*	20,751	1,229,912
Septerna, Inc.*(a)	105,663	2,539,082
SIGA Technologies, Inc.(a)	100,394	537,108
Structure Therapeutics, Inc., ADR*(a)	34,744	1,674,661
Supernus Pharmaceuticals, Inc.*	7,714	398,737
Tarsus Pharmaceuticals, Inc.*	117,972	8,275,736
Terns Pharmaceuticals, Inc.*	9,180	483,970
Theravance Biopharma, Inc.*	5,080	82,448
Third Harmonic Bio, Inc.*^	2,350	—
Viatris, Inc.	39,691	536,225
WaVe Life Sciences Ltd.*	191,784	1,390,434
		41,778,166
Professional Services — 2.9%
Alight, Inc. (Class A Stock)	61,857	36,044
Amentum Holdings, Inc.*	35,000	912,800
Barrett Business Services, Inc.	3,609	105,311
BGSF, Inc.	1,870	12,099
Booz Allen Hamilton Holding Corp.	7,145	557,524
CACI International, Inc. (Class A Stock)*(a)	1,325	720,628
CBIZ, Inc.*	74,276	1,994,310
Clarivate PLC*(a)	81,478	206,139
Concentrix Corp.(a)	41,094	1,124,332
Conduent, Inc.*	21,674	27,743
CRA International, Inc.	936	151,520
ExlService Holdings, Inc.*	20,117	612,563
Exponent, Inc.	6,330	413,032

A16

AST SMALL-CAP EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Professional Services (cont’d.)
First Advantage Corp.*(a)	186,114	$2,188,701
Forrester Research, Inc.*	40,780	230,815
Franklin Covey Co.*	2,106	33,254
FTI Consulting, Inc.*	10,253	1,812,423
Genpact Ltd.	55,389	2,063,240
Huron Consulting Group, Inc.*	23,234	2,962,103
IBEX Holdings Ltd.*	2,160	57,931
ICF International, Inc.	2,130	139,068
Innodata, Inc.*	4,103	158,458
Insperity, Inc.	32,578	880,909
KBR, Inc.	56,284	2,074,628
Kelly Services, Inc. (Class A Stock)	2,711	23,992
Kforce, Inc.	39,141	1,144,483
Korn Ferry	42,472	2,673,612
Legalzoom.com, Inc.*	287,946	1,632,654
ManpowerGroup, Inc.	31,422	925,692
Mastech Digital, Inc.*	1,560	8,876
Maximus, Inc.	61,981	3,972,982
Mistras Group, Inc.*	5,322	78,659
Parsons Corp.*(a)	76,180	4,126,670
Paycom Software, Inc.(a)	11,500	1,397,710
Paylocity Holding Corp.*	3,878	418,979
Planet Labs PBC*(a)	257,846	7,206,796
RCM Technologies, Inc.*	1,540	29,476
Resources Connection, Inc.	90,730	338,423
Robert Half, Inc.(a)	108,729	2,761,716
Science Applications International Corp.(a)	17,813	1,690,810
TaskUS, Inc. (Philippines) (Class A Stock)	2,900	19,459
TIC Solutions, Inc.*	11,308	74,407
TriNet Group, Inc.	5,795	211,112
TrueBlue, Inc.*	137,768	538,673
UL Solutions, Inc. (Class A Stock)(a)	29,904	2,563,072
Upwork, Inc.*(a)	201,136	2,204,450
Verra Mobility Corp.*	19,172	273,968
Willdan Group, Inc.*	2,210	169,198
		53,961,444
Real Estate Management & Development — 0.4%
AMREP Corp.*	520	14,628
Compass, Inc. (Class A Stock)*	195,059	1,425,881
Cushman & Wakefield Ltd.*	263,665	3,232,533
Douglas Elliman, Inc.*	15,970	26,191
eXp World Holdings, Inc.	11,020	66,010
Five Point Holdings LLC (Class A Stock)*	9,610	46,512
Forestar Group, Inc.*	7,001	171,104
FRP Holdings, Inc.*	2,778	60,783
Howard Hughes Holdings, Inc.*(a)	6,945	439,341
Kennedy-Wilson Holdings, Inc.	18,255	197,519
Marcus & Millichap, Inc.	5,569	148,080
Maui Land & Pineapple Co., Inc.*	967	14,882
Newmark Group, Inc. (Class A Stock)(a)	19,526	292,695
Opendoor Technologies, Inc.*(a)	76,798	359,415
RE/MAX Holdings, Inc. (Class A Stock)*	3,610	20,793
	Shares	Value
Common Stocks (continued)
Real Estate Management & Development (cont’d.)
RMR Group, Inc. (The) (Class A Stock)	2,800	$43,316
St. Joe Co. (The)	7,585	476,338
Stratus Properties, Inc.*	1,810	55,241
Tejon Ranch Co.*	3,633	68,446
Zillow Group, Inc. (Class A Stock)*	2,486	102,895
Zillow Group, Inc. (Class C Stock)*	8,445	349,454
		7,612,057
Semiconductors & Semiconductor Equipment — 4.9%
ACM Research, Inc. (Class A Stock)*	1,279	50,329
Aehr Test Systems*	4,442	164,709
Allegro MicroSystems, Inc. (Japan)*(a)	19,108	602,475
Alpha & Omega Semiconductor Ltd.*	4,197	93,006
Ambarella, Inc.*	4,262	219,386
Amkor Technology, Inc.	29,433	1,325,368
Amtech Systems, Inc.*	2,960	34,573
Axcelis Technologies, Inc.*(a)	28,967	2,696,248
Camtek Ltd. (Israel)*(a)	18,087	2,742,170
CEVA, Inc.*	3,921	73,244
Cirrus Logic, Inc.*(a)	19,609	2,835,854
Cohu, Inc.*	5,870	179,739
Credo Technology Group Holding Ltd.*	77,000	7,227,990
Diodes, Inc.*	24,967	1,704,247
Enphase Energy, Inc.*	8,216	310,647
Everspin Technologies, Inc.*	2,880	25,315
FormFactor, Inc.*	9,703	941,094
Ichor Holdings Ltd.*	4,889	227,876
indie Semiconductor, Inc. (China) (Class A Stock)*(a)	19,190	61,792
inTEST Corp.*	2,310	31,532
Kulicke & Soffa Industries, Inc. (Singapore)	6,998	459,909
Lattice Semiconductor Corp.*	94,920	8,804,779
MACOM Technology Solutions Holdings, Inc.*	50,343	11,179,670
Magnachip Semiconductor Corp. (South Korea)*	8,820	24,696
MaxLinear, Inc.*	8,974	156,058
MKS, Inc.	217	49,869
NVE Corp.	829	54,300
Onto Innovation, Inc.*	57,507	11,792,960
PDF Solutions, Inc.*	5,049	165,153
Penguin Solutions, Inc.*(a)	109,955	1,935,208
Photronics, Inc.*	111,044	4,487,288
Power Integrations, Inc.(a)	7,684	393,421
Qorvo, Inc.*	8,899	688,783
Rambus, Inc.*	90,399	7,777,026
Semtech Corp.*	22,917	1,762,088
Silicon Laboratories, Inc.*	3,796	790,137
Silicon Motion Technology Corp. (Taiwan), ADR	14,337	1,609,902
SiTime Corp.*(a)	27,366	9,450,848
SkyWater Technology, Inc.*	3,170	86,890
Skyworks Solutions, Inc.(a)	9,588	513,437
SolarEdge Technologies, Inc.*	346	17,663
Synaptics, Inc.*	5,431	380,387
Tower Semiconductor Ltd. (Israel)*	12,013	2,108,041
Ultra Clean Holdings, Inc.*	68,257	4,244,220

A17

AST SMALL-CAP EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Universal Display Corp.	4,463	$409,079
Veeco Instruments, Inc.*	32,194	1,090,089
		91,979,495
Software — 3.6%
8x8, Inc.*	18,460	30,644
A10 Networks, Inc.	79,448	1,836,838
ACI Worldwide, Inc.*	39,888	1,635,807
Adeia, Inc.	206,177	4,954,433
Agilysys, Inc.*	2,607	185,462
Alarm.com Holdings, Inc.*	6,685	288,725
Alkami Technology, Inc.*(a)	1,793	28,096
Amplitude, Inc. (Class A Stock)*	2,510	17,118
Appfolio, Inc. (Class A Stock)*	2,242	353,832
Aurora Innovation, Inc.*(a)	40,646	167,461
AvePoint, Inc.*	18,853	179,292
Bentley Systems, Inc. (Class B Stock)	4,162	146,169
BILL Holdings, Inc.*(a)	11,740	449,642
Blackbaud, Inc.*	6,093	235,251
BlackLine, Inc.*	7,380	273,060
Box, Inc. (Class A Stock)*	18,434	435,780
Braze, Inc. (Class A Stock)*	4,241	100,130
C3.ai, Inc. (Class A Stock)*	4,891	41,182
CCC Intelligent Solutions Holdings, Inc.*	64,011	384,066
Cerence, Inc.*	3,157	19,921
Cipher Digital, Inc.*	16,347	210,386
Cleanspark, Inc.*(a)	16,376	139,360
Clear Secure, Inc. (Class A Stock)	10,792	522,441
Commvault Systems, Inc.*	5,058	393,968
Consensus Cloud Solutions, Inc.*	2,655	63,030
CS Disco, Inc.*	8,880	33,922
Daily Journal Corp.*	190	91,645
Docusign, Inc.*	6,557	310,867
Dolby Laboratories, Inc. (Class A Stock)	44,129	2,650,388
Dropbox, Inc. (Class A Stock)*	22,185	504,043
Dynatrace, Inc.*	9,222	341,030
eGain Corp.*	5,885	46,433
Expensify, Inc. (Class A Stock)*	2,700	2,349
Five9, Inc.*	6,339	96,163
Freshworks, Inc. (Class A Stock)*	23,892	191,853
I3 Verticals, Inc. (Class A Stock)*	3,805	85,080
Intapp, Inc.*	116,730	2,998,794
InterDigital, Inc.(a)	30,212	9,124,024
JFrog Ltd.*(a)	113,300	5,317,169
Klaviyo, Inc. (Class A Stock)*	745	14,498
LiveRamp Holdings, Inc.*	94,106	2,495,691
Manhattan Associates, Inc.*	2,738	364,482
Mitek Systems, Inc.*	6,532	88,182
N-able, Inc.*	155,702	727,128
nCino, Inc.*	12,245	183,430
NCR Voyix Corp.*(a)	18,912	119,713
Netskope, Inc. (Class A Stock)*	270,901	2,299,949
Nutanix, Inc. (Class A Stock)*	13,053	496,144
ON24, Inc.*	6,710	54,351
OneSpan, Inc.	5,915	62,285
Ooma, Inc.*	4,400	64,020
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
PAR Technology Corp.*	4,747	$63,277
Pegasystems, Inc.(a)	52,252	2,223,845
Porch Group, Inc.*	1,083	7,765
Progress Software Corp.*	6,101	156,491
Q2 Holdings, Inc.*	78,003	3,689,542
Qualys, Inc.*	4,728	415,355
Rapid7, Inc.*	4,002	22,051
Red Violet, Inc.*	1,630	56,398
ReposiTrak, Inc.	1,260	9,576
RingCentral, Inc. (Class A Stock)	8,648	321,619
Riot Platforms, Inc.*	27,650	341,754
SentinelOne, Inc. (Class A Stock)*	26,951	347,129
ServiceTitan, Inc. (Class A Stock)*(a)	63,400	4,023,364
SoundThinking, Inc.*	1,288	8,527
Sprinklr, Inc. (Class A Stock)*	17,870	107,220
SPS Commerce, Inc.*	4,228	235,373
Telos Corp.*	9,790	41,020
Tenable Holdings, Inc.*	4,190	70,874
Teradata Corp.*(a)	55,731	1,428,385
Terawulf, Inc.*(a)	133,216	1,922,307
UiPath, Inc. (Class A Stock)*	45,880	509,268
Varonis Systems, Inc.*	734	15,759
Vertex, Inc. (Class A Stock)*	157,632	1,874,244
Viant Technology, Inc. (Class A Stock)*	1,990	22,288
Workiva, Inc.*	118,500	7,066,155
Xperi, Inc.*	6,610	37,016
Yext, Inc.*	15,742	60,449
Zeta Global Holdings Corp. (Class A Stock)*	10,844	172,636
		67,105,414
Specialized REITs — 0.1%
National Storage Affiliates Trust(a)	62,200	2,347,428
Specialty Retail — 2.7%
1-800-Flowers.com, Inc. (Class A Stock)*(a)	5,370	16,325
Abercrombie & Fitch Co. (Class A Stock)*	13,370	1,221,617
Academy Sports & Outdoors, Inc.	16,261	917,933
Advance Auto Parts, Inc.(a)	6,320	333,380
American Eagle Outfitters, Inc.	21,318	356,011
America’s Car-Mart, Inc.*	1,290	16,422
Arhaus, Inc.	124,370	843,229
Arko Corp.	15,555	86,486
Asbury Automotive Group, Inc.*	11,074	2,163,970
AutoNation, Inc.*	11,650	2,274,779
Bath & Body Works, Inc.	44,204	825,289
Boot Barn Holdings, Inc.*	4,011	587,050
Buckle, Inc. (The)	6,902	347,585
Build-A-Bear Workshop, Inc.	2,091	78,308
Caleres, Inc.	4,109	43,309
Camping World Holdings, Inc. (Class A Stock)	8,956	61,169
CarMax, Inc.*	7,969	331,351
Cato Corp. (The) (Class A Stock)*(a)	4,750	13,443
Chewy, Inc. (Class A Stock)*	1,223	33,021
Citi Trends, Inc.*	1,280	55,450

A18

AST SMALL-CAP EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Specialty Retail (cont’d.)
Designer Brands, Inc. (Class A Stock)(a)	6,990	$39,773
Duluth Holdings, Inc. (Class B Stock)*	4,710	14,884
Envela Corp.*	1,390	23,157
Five Below, Inc.*	3,402	777,289
Floor & Decor Holdings, Inc. (Class A Stock)*(a)	7,640	388,112
GameStop Corp. (Class A Stock)*	11,035	254,246
Gap, Inc. (The)(a)	43,533	1,053,499
Genesco, Inc.*	1,869	54,182
Group 1 Automotive, Inc.	13,679	4,522,688
Haverty Furniture Cos., Inc.	39,589	838,495
J Jill, Inc.	2,190	25,097
Lands’ End, Inc.*(a)	4,080	45,859
Lithia Motors, Inc.	2,278	568,862
MarineMax, Inc.*	3,518	95,197
Monro, Inc.	3,133	50,253
Murphy USA, Inc.(a)	8,330	4,114,770
National Vision Holdings, Inc.*(a)	134,892	3,493,703
OneWater Marine, Inc. (Class A Stock)*	41,000	387,450
Penske Automotive Group, Inc.(a)	1,669	249,549
Petco Health & Wellness Co., Inc.*	20,700	57,546
PetMed Express, Inc.*	30,810	70,247
Revolve Group, Inc.*	5,407	122,252
RH*	1,953	273,068
Sally Beauty Holdings, Inc.*	14,112	195,451
Shoe Carnival, Inc.	3,207	49,997
Signet Jewelers Ltd.(a)	5,147	435,642
Sleep Number Corp.*	2,922	5,245
Sonic Automotive, Inc. (Class A Stock)(a)	24,231	1,661,520
Sportsman’s Warehouse Holdings, Inc.*	8,080	11,393
Stitch Fix, Inc. (Class A Stock)*	14,569	48,223
Tilly’s, Inc. (Class A Stock)*	3,670	14,863
Upbound Group, Inc.	74,913	1,352,180
Urban Outfitters, Inc.*	11,726	742,842
Valvoline, Inc.*(a)	274,060	9,230,341
Victoria’s Secret & Co.*	52,916	2,453,186
Warby Parker, Inc. (Class A Stock)*(a)	210,818	4,441,935
Wayfair, Inc. (Class A Stock)*	5,456	410,346
Winmark Corp.	475	203,086
Zumiez, Inc.*	1,978	43,832
		49,426,387
Technology Hardware, Storage & Peripherals — 0.0%
AstroNova, Inc.*	2,310	21,229
Corsair Gaming, Inc.*	11,890	65,989
CPI Card Group, Inc.*	1,370	19,879
Diebold Nixdorf, Inc.*	2,760	208,214
Eastman Kodak Co.*	7,420	67,151
Turtle Beach Corp.*	2,400	24,336
Xerox Holdings Corp.(a)	11,926	15,385
		422,183
Textiles, Apparel & Luxury Goods — 0.7%
Birkenstock Holding PLC (Germany)*	10,643	381,339
Capri Holdings Ltd.*	9,239	162,791
	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Carter’s, Inc.	12,688	$453,723
Columbia Sportswear Co.	19,421	1,064,465
Crocs, Inc.*(a)	20,199	1,676,921
Culp, Inc.*	3,200	8,768
Deckers Outdoor Corp.*	1,228	122,910
Figs, Inc. (Class A Stock)*	121,507	1,794,658
G-III Apparel Group Ltd.	37,707	1,044,484
Kontoor Brands, Inc.(a)	22,559	1,585,672
Lakeland Industries, Inc.(a)	1,620	13,268
Levi Strauss & Co. (Class A Stock)	11,110	205,424
Movado Group, Inc.	2,670	65,201
Oxford Industries, Inc.(a)	19,696	758,493
PVH Corp.	11,512	803,077
Rocky Brands, Inc.	1,118	43,289
Steven Madden Ltd.	26,668	904,579
Superior Group of Cos., Inc.	3,400	34,544
Under Armour, Inc. (Class A Stock)*	19,955	117,934
Under Armour, Inc. (Class C Stock)*	21,627	125,220
Unifi, Inc.*	4,140	14,780
Vera Bradley, Inc.*	6,450	20,382
VF Corp.	39,823	676,593
Wolverine World Wide, Inc.	7,440	121,421
		12,199,936
Tobacco — 0.2%
Turning Point Brands, Inc.	36,439	3,162,541
Universal Corp.	3,506	184,766
		3,347,307
Trading Companies & Distributors — 1.5%
Air Lease Corp.	191	12,404
Alta Equipment Group, Inc.	5,890	31,629
Applied Industrial Technologies, Inc.	30,591	8,116,404
BlueLinx Holdings, Inc.*	1,136	61,549
Boise Cascade Co.	5,071	384,635
Core & Main, Inc. (Class A Stock)*	9,828	485,503
Custom Truck One Source, Inc.*	58,880	386,842
Distribution Solutions Group, Inc.*	4,397	115,377
DNOW, Inc.*	68,520	816,073
DXP Enterprises, Inc.*	2,496	348,766
EquipmentShare.com, Inc. (Class A Stock)*	130,092	2,649,974
EVI Industries, Inc.	1,480	30,458
GATX Corp.	4,574	780,965
Global Industrial Co.	27,156	855,957
Herc Holdings, Inc.(a)	9,109	906,801
Hudson Technologies, Inc.*	4,419	25,984
Karat Packaging, Inc.	1,920	53,606
McGrath RentCorp	7,071	779,790
MSC Industrial Direct Co., Inc. (Class A Stock)	20,922	1,930,473
NPK International, Inc.*	12,265	177,720
Rush Enterprises, Inc. (Class A Stock)	28,266	1,868,665
Rush Enterprises, Inc. (Class B Stock)	2,539	163,385
SiteOne Landscape Supply, Inc.*	23,362	3,109,716
Titan Machinery, Inc.*	48,778	815,568
Transcat, Inc.*	1,277	93,796
WESCO International, Inc.(a)	3,426	937,422

A19

AST SMALL-CAP EQUITY PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Trading Companies & Distributors (cont’d.)
Willis Lease Finance Corp.	960	$163,450
Xometry, Inc. (Class A Stock)*(a)	22,555	921,146
		27,024,058
Water Utilities — 0.2%
American States Water Co.	4,982	376,739
Artesian Resources Corp. (Class A Stock)	11,562	368,250
California Water Service Group	7,526	341,229
Consolidated Water Co., Ltd.	2,029	67,200
Essential Utilities, Inc.	16,739	674,080
Global Water Resources, Inc.	1,480	11,233
H2O America(a)	23,788	1,395,642
Middlesex Water Co.	2,150	111,907
Pure Cycle Corp.*	3,942	39,657
York Water Co. (The)	1,791	54,536
		3,440,473
Wireless Telecommunication Services — 0.1%
Array Digital Infrastructure, Inc.	4,344	200,432
Gogo, Inc.*	13,660	54,913
Old Market Capital Corp.*	1,790	8,001
Shenandoah Telecommunications Co.	7,601	117,208
Telephone & Data Systems, Inc.	14,591	614,281
		994,835

Total Common Stocks (cost $1,721,864,150)		1,787,952,121

Units
Rights* — 0.0%
Electronic Equipment, Instruments & Components
M-Tron Industries, Inc., expiring 04/16/26	200	420
(cost $0)

	Shares
Unaffiliated Exchange-Traded Funds — 3.1%
iShares Russell 2000 ETF	146,910	36,433,680
iShares Russell 2000 Growth ETF	14,351	4,503,487
iShares Russell 2000 Value ETF	31,817	6,032,185
Vanguard Small-Cap Growth ETF	14,297	4,321,268
Vanguard Small-Cap Value ETF	29,668	6,445,373

Total Unaffiliated Exchange-Traded Funds (cost $49,578,443)		57,735,993

Units
Warrants* — 0.0%
Pharmaceuticals — 0.0%
Optinose, Inc., expiring 11/23/27^	14	—
	Units	Value
Warrants* (continued)
Technology Hardware, Storage & Peripherals — 0.0%
Xerox Holdings Corp., expiring 02/14/28	5,963	$540

Total Warrants (cost $5,480)		540

Total Long-Term Investments—99.1% (cost $1,771,448,073)		1,845,689,074

	Shares
Short-Term Investments — 24.2%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 3.781%)(wb)	15,524,920	15,524,920
PGIM Institutional Money Market Fund (7-day effective yield 3.829%) (cost $434,502,823; includes $433,090,108 of cash collateral for securities on loan)(b)(wb)	434,796,840	434,492,483

Total Short-Term Investments (cost $450,027,743)		450,017,403

TOTAL INVESTMENTS—123.3% (cost $2,221,475,816)		2,295,706,477

Liabilities in excess of other assets — (23.3)%		(433,176,424)

Net Assets — 100.0%		$1,862,530,053

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trust

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $22,731 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $440,673,959; cash collateral of $433,090,108 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A20